RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of credit risk exposure [text block]

Account
Assets	December 31, 2019		December 31, 2018
Cash and cash equivalents (**)	Ps.	23,464,691	Ps.	21,955,901
Debt securities held for trading		4,673,113		3,762,978
Debt securities mandatorily FVTPL		10,102		31,256
Debt securities FVOCI		21,608,992		18,935,757
Debt securities at amortized cost		3,053,862		2,972,616
Derivatives instruments		917,434		768,686
Hedging derivatives		166,598		30,138
Loans
Commercial		101,655,660		102,408,977
Consumer		59,840,451		55,455,064
Mortgage		20,221,683		18,592,103
Microcredit		410,320		425,697
Other accounts receivable FVTPL		2,706,030		2,488,414
Other accounts receivable at amortized cost		9,282,734		7,069,120
Total financial assets with credit risk	Ps.	248,011,670	Ps.	234,896,707
Financial instruments with credit risk outside of the statement of financial position at its nominal value
Financial guarantees and letters of credit		3,341,641		3,446,601
Credit commitments		28,812,963		27,479,080
Total exposure to credit risk outside of the statement of financial position	Ps.	32,154,604	Ps.	30,925,681
Total maximum exposure to credit risk	Ps.	280,166,274	Ps.	265,822,388

(**)   Not including funds in the entity’s custody (cash, tellers, vaults), because there is no credit risk regarding Grupo Aval entities.

Disclosure of financial assets [text block]

December 31, 2019

	Balance in Statement		Leasing presentation		Balance according to
Portfolio segment	of financial position		adjustment		disclosure
Commercial	Ps.	101,655,660	Ps.	(10,348,941)	Ps.	91,306,719
Consumer		59,840,451		(252,522)		59,587,929
Residential mortgage		20,221,683		(1,560,294)		18,661,389
Microcredit		410,320		—		410,320
Financial leasing		—		12,161,757		12,161,757
Total portfolio	Ps.	182,128,114	Ps.	—	Ps.	182,128,114

December 31, 2018

	Balance in Statement		Leasing presentation		Balance according to
Portfolio segment	of financial position		adjustment		disclosure
Commercial	Ps.	102,408,977	Ps.	(9,858,952)	Ps.	92,550,025
Consumer		55,455,064		(254,483)		55,200,581
Residential mortgage		18,592,103		(1,312,741)		17,279,362
Microcredit		425,697		—		425,697
Financial leasing		—		11,426,176		11,426,176
Total portfolio	Ps.	176,881,841	Ps.	—	Ps.	176,881,841

Description of detailed information about investments subject to value at risk [Text Block]

The maximum and minimum total foreign currency position and the spot foreign currency position are determined according to each entity’s regulatory capital. The regulatory capital that is used in the calculations corresponds to the regulatory capital of the last business day of  two-months ago. The exchange rate used in the calculation is the average of the exchange rate set by the Superintendency of Finance at the end of the previous month. A substantial amount of Grupo Aval’s foreign currency assets and liabilities are in U.S. dollars. Details on the assets and liabilities in foreign currency held by Grupo Aval at December 31, 2019 and 2018 are shown below:

December 31,2019		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial assets
Cash and cash equivalents	5,003	1,266	20,545,934
Investments in debt securities at fair value through profit or loss	168	17	606,107
Investments in debt securities at fair value through OCI	2,634	705	10,942,222
Investments in debt securities at amortized cost	7	-	23,043
Loan portfolio financial assets at amortized cost	16,078	5,006	69,096,428
Derivative financial assets held for trading	257	-	843,700
Derivative financial assets held for hedging	51	-	166,598
Trade receivable	238	168	1,329,979
Total financial assets	24,436	7,162	103,554,011

		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial liabilities
Derivative financial liabilities held for trading	274	-	897,138
Derivative financial liabilities held for hedging	28	-	90,726
Customer deposits	16,772	5,828	74,064,051
Financial obligations	8,428	772	30,148,583
Accounts payable	407	-	1,334,317
Total financial liabilities	25,909	6,600	106,534,815
Net financial asset (liability) position	(1,473)	562	(2,980,804)

December 31,2018		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial assets
Cash and cash equivalents	4,859	1,075	19,297,896
Investments in debt securities held for trading	121	15	441,801
Investments in securities available-for-sale	2,201	589	9,068,739
Investments in debt securities held-to-maturity	10	—	32,321
Loan portfolio financial assets at amortized cost	15,923	4,706	67,023,090
Derivative financial assets held for trading	222	1	725,433
Derivative financial assets held for hedging	9	—	30,138
Trade receivable	246	176	1,370,820
Total financial assets	23,591	6,562	97,990,238

		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial liabilities
Derivative financial liabilities held for trading	236	3	776,162
Derivative financial liabilities held for hedging	60	—	195,539
Customer deposits	14,914	5,077	64,971,825
Financial obligations	9,457	666	32,899,230
Accounts payable	442	—	1,437,447
Total financial liabilities	25,109	5,746	100,280,203
Net financial asset (liability) position	(1,518)	816	(2,289,965)

Disclosure of internal credit grades [text block]

As of December 31, 2019, and 2018, the following is a summary of the credit portfolio by probability of default. Explanation of the terms: Stage 1, Stage 2 and Stage 3 are included in Note 2 (2.6) (ix), and explained in detail in Note 4.1.5 (Measurement of ECL).

Commercial

	December 31, 2019
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	82,094,981	Ps.	310,595	Ps.	-	Ps.	82,405,576
7.5% - 15%		855,476		368,086		-		1,223,562
15% - 22.5%		44,548		178,046		-		222,594
22.5% - 30%		45,596		86,323		-		131,919
30% - 45%		30,026		928,098		-		958,124
45% - 60%		1,437		471,156		-		472,593
60% - 90%		1,495		47,979		-		49,474
> 90%		1,573		1,976		5,839,328		5,842,877
TOTAL	Ps.	83,075,132	Ps.	2,392,259	Ps.	5,839,328	Ps.	91,306,719

	December 31, 2018
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	83,210,772	Ps.	243,089	Ps.	-	Ps.	83,453,861
7.5% - 15%		865,784		172,278		-		1,038,062
15% - 22.5%		52,906		180,853		-		233,759
22.5% - 30%		47,739		130,769		-		178,508
30% - 45%		20,889		665,253		-		686,142
45% - 60%		2,448		234,853		-		237,301
60% - 90%		1,117		27,679		67,162		95,958
> 90%		16,814		8,838		6,600,782		6,626,434
TOTAL	Ps.	84,218,469	Ps.	1,663,612	Ps.	6,667,944	Ps.	92,550,025

Consumer

	December 31, 2019
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	45,471,761	Ps.	541,845	Ps.	-	Ps.	46,013,606
7.5% - 15%		6,436,998		311,027		-		6,748,025
15% - 22.5%		469,685		317,644		-		787,329
22.5% - 30%		138,510		334,167		-		472,677
30% - 45%		378,371		649,855		-		1,028,226
45% - 60%		3,457		603,034		146,626		753,117
60% - 90%		422,442		1,065,686		210,585		1,698,713
> 90%		104		70,290		2,015,842		2,086,236
TOTAL	Ps.	53,321,328	Ps.	3,893,548	Ps.	2,373,053	Ps.	59,587,929

	December 31, 2018
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	42,839,139	Ps.	555,398	Ps.	-	Ps.	43,394,537
7.5% - 15%		4,692,330		452,823		-		5,145,153
15% - 22.5%		815,373		456,525		-		1,271,898
22.5% - 30%		179,065		392,878		-		571,943
30% - 45%		91,846		946,658		61,075		1,099,579
45% - 60%		4,378		521,213		91,089		616,680
60% - 90%		2,587		964,704		177,569		1,144,860
> 90%		455		76,265		1,879,211		1,955,931
TOTAL	Ps.	48,625,173	Ps.	4,366,464	Ps.	2,208,944	Ps.	55,200,581

Mortgage

	December 31, 2019
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	16,666,766	Ps.	155,866	Ps.	-	Ps.	16,822,632
7.5% - 15%		116,157		183,028		-		299,185
15% - 22.5%		16,035		234,666		-		250,701
22.5% - 30%		4,187		162,339		-		166,526
30% - 45%		8,606		254,878		-		263,484
45% - 60%		171		184,340		-		184,511
60% - 90%		65		120,355		-		120,420
> 90%		13		3,687		550,230		553,930
TOTAL	Ps.	16,812,000	Ps.	1,299,159	Ps.	550,230	Ps.	18,661,389

	December 31, 2018
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	15,521,416	Ps.	202,634	Ps.	-	Ps.	15,724,050
7.5% - 15%		32,076		201,068		-		233,144
15% - 22.5%		6,950		193,391		-		200,341
22.5% - 30%		1,941		143,322		-		145,263
30% - 45%		1,710		272,141		-		273,851
45% - 60%		121		175,454		-		175,575
60% - 90%		150		138,147		-		138,297
> 90%		1,694		9,584		377,563		388,841
TOTAL	Ps.	15,566,058	Ps.	1,335,741	Ps.	377,563	Ps.	17,279,362

Microcredit

	December 31, 2019
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	123,733	Ps.	17	Ps.	-	Ps.	123,750
7.5% - 15%		142,921		34		-		142,955
15% - 22.5%		29,829		-		-		29,829
22.5% - 30%		4,174		704		-		4,878
30% - 45%		20,263		570		-		20,833
45% - 60%		8,666		941		-		9,607
60% - 90%		336		22,535		-		22,871
> 90%		-		-		55,597		55,597
TOTAL	Ps.	329,922	Ps.	24,801	Ps.	55,597	Ps.	410,320

	December 31, 2018
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	212,882	Ps.	23	Ps.	-	Ps.	212,905
7.5% - 15%		68,503		65		-		68,568
15% - 22.5%		35,880		139		-		36,019
22.5% - 30%		10		828		-		838
30% - 45%		19,413		947		-		20,360
45% - 60%		7,737		911		-		8,648
60% - 90%		297		22,447		-		22,744
> 90%		-		14		55,601		55,615
TOTAL	Ps.	344,722	Ps.	25,374	Ps.	55,601	Ps.	425,697

Financial Leasing

	December 31, 2019
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	10,516,783	Ps.	97,462	Ps.	-	Ps.	10,614,245
7.5% - 15%		149,809		82,300		-		232,109
15% - 22.5%		1,177		51,329		-		52,506
22.5% - 30%		16		31,619		-		31,635
30% - 45%		297		115,423		-		115,720
45% - 60%		72		62,957		-		63,029
60% - 90%		152		4,062		-		4,214
> 90%		-		1,888		1,046,411		1,048,299
TOTAL	Ps.	10,668,306	Ps.	447,040	Ps.	1,046,411	Ps.	12,161,757

	December 31, 2018
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	9,977,306	Ps.	55,600	Ps.	-	Ps.	10,032,906
7.5% - 15%		135,444		51,838		-		187,282
15% - 22.5%		4,802		32,186		-		36,988
22.5% - 30%		10,000		14,297		-		24,297
30% - 45%		1,446		137,667		-		139,113
45% - 60%		2,590		30,542		-		33,132
60% - 90%		459		7,634		1,413		9,506
> 90%		323		182		962,447		962,952
TOTAL	Ps.	10,132,370	Ps.	329,946	Ps.	963,860	Ps.	11,426,176

Disclosure of Detailed information on Credit Worthiness [Text Block]

	December 31, 2019		December 31, 2018
Investment grade	Ps.	15,110,595	Ps.	13,988,666
Central bank		4,755,515		3,794,411
Financial entities		10,353,061		10,194,255
Others		2,019		—
Speculative grade		7,904,760		7,707,990
Central bank		7,714,111		7,264,128
Financial entities		190,649		443,862
Without grade or not available		449,336		259,245
Central bank		—		2,338
Financial entities		333,864		256,907
Others		115,472		—
Cash and cash equivalent with third parties	Ps.	23,464,691	Ps.	21,955,901
Cash held by entity (**)		6,652,545		6,445,382
Total	Ps.	30,117,236	Ps.	28,401,283

(**)   Cash held by each Grupo Aval’s bank in custody in vaults, ATMs and cash.

Disclosure Of Other Receivables [Table Text block]

		December 31, 2019
		Stage 1		Stage 2		Stage 3		Simplified Approach		Total
Other receivables using general approach
Other accounts receivables and contract assets for corporate customers	Ps.	4,719,510	Ps.	—	Ps.	—	Ps.	—	Ps.	4,719,510
Other accounts receivables related to gas, energy services, contributions and others		830,995		132,474		113,503		—		1,076,972
Other receivables using simplified approach
Other accounts receivables from individual customers		—		—		—		3,486,252		3,486,252
Total other receivables	Ps.	5,550,505	Ps.	132,474	Ps.	113,503	Ps.	3,486,252	Ps.	9,282,734

		December 31, 2018
		Stage 1		Stage 2		Stage 3		Simplified Approach		Total
Other receivables using general approach
Other accounts receivables and contract assets for corporate customers	Ps.	2,971,500	Ps.	—	Ps.	—	Ps.	—	Ps.	2,971,500
Other accounts receivables related to gas, energy services, contributions and others		395,849		138,082		175,847		—		709,778
Other receivables using simplified approach
Other accounts receivables from individual customers		—		—		—		3,387,842		3,387,842
Total other receivables	Ps.	3,367,349	Ps.	138,082	Ps.	175,847	Ps.	3,387,842	Ps.	7,069,120

Disclosure Of Segmentation Of Accounts Receivable [Table Text Block]

	December 31, 2019
	Stage 1		Stage 2		Stage 3		Total
Segmentation
Contributions	Ps.	99,852	Ps.	—	Ps.	—	Ps.	99,852
Gas		459,012		128,455		46,166		633,633
Energy		62,662		4,019		67,337		134,018
Other accounts receivable		209,469		—		—		209,469
Total segmentation	Ps.	830,995	Ps.	132,474	Ps.	113,503	Ps.	1,076,972

	December 31, 2018
	Stage 1		Stage 2		Stage 3		Total
Segmentation
Contributions	Ps.	71,903	Ps.	—	Ps.	—	Ps.	71,903
Gas		232,445		134,519		77,693		444,657
Energy		37,455		3,563		98,154		139,172
Other accounts receivable		54,046		—		—		54,046
Total segmentation	Ps.	395,849	Ps.	138,082	Ps.	175,847	Ps.	709,778

Disclosure Of Exposure To Credit Risk And ECLs For Other Accounts Receivables And Contract Assets For Corporate Customers [Table Text Block]

	Weighted-	Gross
	average loss	carrying		Loss		Credit-
December 31, 2019	rate	amount		allowance		impaired
0–30 days past due	1.05%		2,275,266		23,892	—
31–60 days past due	1.70%		810,364		13,788	—
61–90 days past due	11.05%		72,920		8,061	—
More than 90 days past due	65.50%		327,702		214,660	327,702
		Ps.	3,486,252	Ps.	260,401

	Weighted-	Gross
	average loss	carrying			Loss	Credit-
December 31, 2018	rate	amount			allowance	impaired
0–30 days past due	1.15%		2,846,086		32,622	—
31–60 days past due	6.70%		111,636		7,485	—
61–90 days past due	9.39%		31,625		2,970	—
More than 90 days past due	47.32%		398,495		188,583	398,495
		Ps.	3,387,842	Ps.	231,660

Disclosure of assets and liabilities exposed to trading risk [Text Block]

	Total		Central counterparties
	Notional	Fair	Notional	Fair
	amount	value	amount	value
2019
Derivative assets	38,957,370	917,434	4,720,381	—
Derivative liabilities	40,549,648	962,438	5,315,421	52
2018
Derivative assets	34,950,958	768,686	5,997,311	—
Derivative liabilities	31,237,110	811,305	1,977,284	32

Hedging derivatives

	Total		Central counterparties
	Notional	Fair	Notional	Fair
	amount	value	amount	value
2019
Derivative assets	7,322,445	166,598	3,252,561	—
Derivative liabilities	6,211,399	94,298	3,318,104	—
2018
Derivative assets	2,493,849	30,138	1,280,402	—
Derivative liabilities	8,722,602	195,539	4,601,646	—

Disclosure of Loans and Advances by Range of Loan to Value Ratio [Table Text Block]

	December 31, 2019		December 31, 2018
LTV ratio
Less than 50%	Ps.	7,030,135	Ps.	6,414,097
51 – 70%		7,050,550		6,678,883
71 – 90%		5,189,800		4,890,501
91 – 100%		731,266		426,810
More than 100%		219,932		181,812
Total (*)	Ps.	20,221,683	Ps.	18,592,103

(*) As of December 31, 2019 mortgage portfolio is made up for mortgage Ps. 18,661,389 and financial leases Ps.1,560,294. As of December 31, 2018 mortgage portfolio is made up of mortgages of Ps.17,279,362 and financial leases of Ps. 1,312,741.

Credit-impaired mortgage loans

	December 31, 2019		December 31, 2018
LTV ratio
Less than 50%	Ps.	136,197	Ps.	99,462
51 – 70%		197,183		146,568
More than 70%		264,998		177,821
Total	Ps.	598,378	Ps.	423,851

Disclosure of Detailed Information on Credit Portfolio [Text Block]

									Finance
December 31, 2019	Commercial		Consumer		Mortgages		Microcredit		Leases (1)		Total
Unsecured credits	Ps.	50,267,803	Ps.	52,235,510	Ps.	5,936	Ps.	291,480	Ps.	54,217	Ps.	102,854,946
Loans secured by other banks		321,672		6,082		—		—		—		327,754
Collateralized credits:
Mortgages		713,912		80,308		18,578,286		2,335		18,854		19,393,695
Other real estate		16,738,074		1,430,605		3,495		422		118,256		18,290,852
Investments in equity instruments		262,663		1,180		—		—		—		263,843
Deposits in cash or cash equivalents		1,251,884		154,016		—		—		—		1,405,900
Leased machineries and vehicles		—		—		—		—		10,051,776		10,051,776
Fiduciary agreements, standby letters and guarantee funds		10,063,264		42,865		72,711		92,874		123,494		10,395,208
Pledged income		4,255,779		703		—		—		5,728		4,262,210
Pledges		4,537,778		5,584,600		862		565		4,468		10,128,273
Other assets		2,893,890		52,060		99		22,644		1,784,964		4,753,657
Total gross loan portfolio	Ps.	91,306,719	Ps.	59,587,929	Ps.	18,661,389	Ps.	410,320	Ps.	12,161,757	Ps.	182,128,114

									Finance
December 31, 2018	Commercial		Consumer		Mortgages		Microcredit		Leases (1)		Total
Unsecured credits	Ps.	49,721,150	Ps.	47,305,167	Ps.	3,572	Ps.	289,518	Ps.	44,221	Ps.	97,363,628
Loans secured by other banks		362,128		7,378		—		—		6,102		375,608
Collateralized credits:
Mortgages		506,687		68,191		17,200,445		4,040		4,644		17,784,007
Other real estate		15,943,414		1,428,950		4,432		542		116,884		17,494,222
Investments in equity instruments		502,408		553		—		—		—		502,961
Deposits in cash or cash equivalents		1,147,457		156,229		—		—		—		1,303,686
Leased machineries and vehicles		—		—		—		—		9,221,950		9,221,950
Fiduciary agreements, standby letters and guarantee funds		9,316,479		38,516		70,174		97,946		361,515		9,884,630
Pledged income		3,262,967		303		—		—		10,397		3,273,667
Pledges		3,316,543		5,773,201		477		668		6,379		9,097,268
Other assets		8,470,792		422,093		262		32,983		1,654,084		10,580,214
Total gross loan portfolio	Ps.	92,550,025	Ps.	55,200,581	Ps.	17,279,362	Ps.	425,697	Ps.	11,426,176	Ps.	176,881,841
(1)	See Note 4.1.1

As of December 31, 2019, and 2018, the following chart sets out the carrying amount and the value of identifiable collateral (mainly commercial property) for commercial loans held by Grupo Aval at a consolidated level:

	December 31, 2019				December 31, 2018
	Carrying Amount		Collateral		Carrying Amount		Collateral
Stages 1 and 2	Ps.	20,203,110	Ps.	19,372,921	Ps.	18,133,215	Ps.	17,679,213
Stage 3		1,659,725		1,543,378		1,225,001		1,058,671
	Ps.	21,862,835	Ps.	20,916,299	Ps.	19,358,216	Ps.	18,737,884

Disclosure of Reconciliation of Loss Allowance [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	12,911	Ps.	5,909	Ps.	70,611	Ps.	89,431
IFRS 9 adoption (1)		4,021		3,751		1,797		9,569
Loss allowance as of January 1, 2018 – IFRS 9		16,932		9,660		72,408		99,000
Net remeasurement of loss allowance		19,439		1,901		(6,081)		15,259
FX and other movements		(2)		—		—		(2)
Write-offs		(16,669)		—		—		(16,669)
Loss allowance as of December 31, 2018	Ps.	19,700	Ps.	11,561	Ps.	66,327	Ps.	97,588
Transfers stages
Transfer from Stage 1 to Stage 3		(19,176)		—		19,176		—
Transfer from Stage 2 to Stage 3		—		(754)		754		—
Net remeasurement of loss allowance		8,062		4,160		28,041		40,263
FX and other movements		(21)		(6)		(23)		(50)
Approach change		8,996		(1,421)		(10,170)		(2,595)
Write-offs		(4,208)		(534)		(17,308)		(22,050)
Loss allowance as of December 31, 2019	Ps.	13,353	Ps.	13,006	Ps.	86,797	Ps.	113,156

Schedule of loss allowance

The table below shows the loss allowance balances as of December 31, 2019 and 2018.

	December 31, 2019
	Stage 1		Stage 2		Stage 3
			Lifetime		Lifetime
			ECL not		ECL
	12-month		credit-		credit-		Simplified
	ECL		impaired		impaired		approach		Total
Loan portfolio
Loan commercial portfolio	Ps.	642,839	Ps.	190,697	Ps.	2,905,794	Ps.	—	Ps.	3,739,330
Loan consumer portfolio		1,076,150		851,651		1,620,779		—		3,548,580
Loan mortgage portfolio		43,492		73,109		189,636		—		306,237
Loan microcredit portfolio		24,794		11,919		53,112		—		89,825
Loan financial leasing portfolio		65,863		31,356		404,606		—		501,825
Total loan portfolio	Ps.	1,853,138	Ps.	1,158,732	Ps.	5,173,927	Ps.	—	Ps.	8,185,797
Investments in debt securities at amortized cost		737		—		—		—		737
Other accounts receivable		13,353		13,006		86,797		173,307		286,463
Total loss allowance financial assets at amortized cost	Ps.	1,867,228	Ps.	1,171,738	Ps.	5,260,724	Ps.	173,307	Ps.	8,472,997

Investments in debt securities at FVOCI		34,080		—		—		—		34,080
Loan commitments and financial guarantee contracts		45,509		2,945		1,508		—		49,962
Total loss allowance	Ps.	1,946,817	Ps.	1,174,683	Ps.	5,262,232	Ps.	173,307	Ps.	8,557,039

	December 31, 2018
	Stage 1		Stage 2		Stage 3
			Lifetime		Lifetime
			ECL not		ECL
	12-month		credit-		credit-		Simplified
	ECL		impaired		impaired		approach		Total
Loan portfolio
Loan commercial portfolio	Ps.	695,728	Ps.	190,633	Ps.	3,051,088	Ps.	—	Ps.	3,937,449
Loan consumer portfolio		998,390		890,556		1,553,365		—		3,442,311
Loan mortgage portfolio		35,187		73,461		148,595		—		257,243
Loan microcredit portfolio		23,348		11,962		52,867		—		88,177
Loan financial leasing portfolio		72,221		30,434		368,352		—		471,007
Total loan portfolio	Ps.	1,824,874	Ps.	1,197,046	Ps.	5,174,267	Ps.	—	Ps.	8,196,187
Investments in debt securities at amortized cost		71		—		—		—		71
Other accounts receivable		19,700		11,561		66,327		159,303		256,891
Total loss allowance financial assets at amortized cost	Ps.	1,844,645	Ps.	1,208,607	Ps.	5,240,594	Ps.	159,303	Ps.	8,453,149

Investments in debt securities at FVOCI		20,757		31,980		46,280		—		99,017
Loan commitments and financial guarantee contracts		40,715		14,358		4,355		—		59,428
Total loss allowance	Ps.	1,906,117	Ps.	1,254,945	Ps.	5,291,229	Ps.	159,303	Ps.	8,611,594

Disclosure of detailed information about reconciliation of changes in allowance account for credit losses of financial assets [Text Block]

		December 31, 2019					December 31, 2018
	Scenario A		Scenario B		Scenario C		Scenario A		Scenario B		Scenario C
Gross Exposure
Commercial	Ps.	91,306,719	Ps.	91,306,719	Ps.	91,306,719	Ps.	92,550,025	Ps.	92,550,025	Ps.	92,550,025
Consumer		59,587,929		59,587,929		59,587,929		55,200,581		55,200,581		55,200,581
Mortgages		18,661,389		18,661,389		18,661,389		17,279,362		17,279,362		17,279,362
Microcredit		410,320		410,320		410,320		425,697		425,697		425,697
Financial Leasing		12,161,757		12,161,757		12,161,757		11,426,176		11,426,176		11,426,176
Total gross exposure	Ps.	182,128,114	Ps.	182,128,114	Ps.	182,128,114	Ps.	176,881,841	Ps.	176,881,841	Ps.	176,881,841

Loss Allowance
Commercial	Ps.	3,682,865	Ps.	3,730,491	Ps.	3,809,884	Ps.	3,827,201	Ps.	3,856,836	Ps.	3,907,811
Consumer		3,487,398		3,530,429		3,583,059		3,354,040		3,444,257		3,527,918
Mortgages		296,025		300,681		310,584		237,707		250,531		267,261
Microcredit		88,461		89,720		91,071		87,789		88,197		88,472
Financial Leasing		505,950		511,754		516,462		440,554		443,870		442,532
Total Loss Allowance	Ps.	8,060,699	Ps.	8,163,075	Ps.	8,311,060	Ps.	7,947,291	Ps.	8,083,691	Ps.	8,233,994

Proportion of Assets in Stage 2
Commercial		4.1%		4.1%		4.2%		4.0%		4.1%		4.0%
Consumer		8.9%		9.2%		9.4%		10.4%		10.6%		11.0%
Mortgages		7.6%		8.2%		8.6%		9.3%		9.9%		11.0%
Microcredit		6.8%		6.8%		6.8%		6.6%		6.6%		6.6%
Financial Leasing		3.8%		4.2%		4.3%		2.6%		2.6%		2.6%

Disclosure of detailed information about portfolio of loans assessed individually for impairment [Text Block]

	December 31, 2019
	Gross Amount Registered		Collateral Guarantees		Allowance Recognized
Without recognized provision
Commercial	Ps.	67,450	Ps.	47,703	Ps.	—
Financial leasing		36,985		—		—
Subtotal	Ps.	104,435	Ps.	47,703	Ps.	—

With recognized provision
Commercial	Ps.	5,002,372	Ps.	634,016	Ps.	2,150,877
Consumer		3,177		832		2,238
Financial leasing		795,952		137,855		284,496
Subtotal	Ps.	5,801,501	Ps.	772,703	Ps.	2,437,611
Totals
Commercial		5,069,822		681,719		2,150,877
Consumer		3,177		832		2,238
Financial leasing		832,937		137,855		284,496
Total	Ps.	5,905,936	Ps.	820,406	Ps.	2,437,611

	December 31, 2018
	Gross Amount Registered		Collateral Guarantees		Allowance Recognized
Without recognized provision
Commercial	Ps.	85,531	Ps.	126,642	Ps.	—
Financial leasing		115,881		320,797		—
Subtotal	Ps.	201,412	Ps.	447,439	Ps.	—

With recognized provision
Commercial	Ps.	5,788,368	Ps.	511,605	Ps.	2,195,263
Consumer		2,604		560		1,813
Financial leasing		659,499		243,023		231,056
Subtotal	Ps.	6,450,471	Ps.	755,188	Ps.	2,428,132
Totals
Commercial		5,873,899		638,247		2,195,263
Consumer		2,604		560		1,813
Financial leasing		775,380		563,820		231,056
Total	Ps.	6,651,883	Ps.	1,202,627	Ps.	2,428,132

Disclosure of Detailed Information on Credit Portfolio by Economic Sector [Text Block]

Sector	December 31, 2019%			December 31, 2018%
Consumer services	Ps.	84,790,144	47%	Ps.	78,976,887	45%
Commercial services		37,925,996	21%		41,160,951	23%
Construction		11,550,042	6%		11,093,895	6%
Food, beverage and tobacco		8,941,375	5%		8,128,767	5%
Transportation and communications		6,504,746	4%		7,117,087	4%
Public services		5,470,918	3%		6,123,390	4%
Chemical production		5,847,362	3%		5,614,918	3%
Other industrial and manufacturing products		5,309,003	3%		4,859,538	3%
Agricultural		4,563,455	2%		4,201,518	2%
Government		4,905,685	3%		3,868,987	2%
Trade and tourism		2,475,550	1%		2,353,139	1%
Mining products and oil		1,520,420	1%		1,094,718	1%
Other		2,323,418	1%		2,288,046	1%
Total of each economic sector	Ps.	182,128,114	100%	Ps.	176,881,841	100%

Disclosure of Detailed Information on Credit Portfolio by Geographical Area [Text Block]

:

December 31, 2019	Commercial		Consumer		Mortgages		Microcredit		Finance leases (1)		Total
Colombia	Ps.	60,862,993	Ps.	39,442,151	Ps.	7,548,152	Ps.	410,320	Ps.	11,191,474	Ps.	119,455,090
Costa Rica		5,178,529		5,388,382		4,525,877		—		788,798		15,881,586
Panamá		5,402,278		5,900,357		2,444,897		—		83,198		13,830,730
Guatemala		6,174,541		2,881,174		1,805,626		—		52,051		10,913,392
Honduras		3,799,684		2,322,700		964,977		—		34,125		7,121,486
El Salvador		2,488,579		2,778,912		978,368		—		6,639		6,252,498
United States		4,853,155		13		—		—		—		4,853,168
Nicaragua		1,791,156		873,900		393,492		—		5,472		3,064,020
Other countries		755,804		340		—		—		—		756,144
Total gross loan portfolio	Ps.	91,306,719	Ps.	59,587,929	Ps.	18,661,389	Ps.	410,320	Ps.	12,161,757	Ps.	182,128,114
(1)	See Note 4.1.1

December 31, 2018	Commercial		Consumer		Mortgages		Microcredit		Finance leases (1)		Total
Colombia	Ps.	63,694,588	Ps.	35,912,585	Ps.	6,672,612	Ps.	425,697	Ps.	10,466,569	Ps.	117,172,051
Costa Rica		4,860,338		5,190,354		4,343,247		—		802,601		15,196,540
Panamá		5,464,198		5,618,362		2,381,741		—		109,927		13,574,228
Guatemala		5,536,851		2,593,606		1,617,341		—		31,786		9,779,584
Honduras		3,528,929		2,085,005		857,799		—		3,247		6,474,980
El Salvador		2,214,411		2,636,766		969,731		—		6,630		5,827,538
United States		4,549,526		742		—		—		—		4,550,268
Nicaragua		1,947,643		1,163,054		436,891		—		5,416		3,553,004
Other countries		753,541		107		—		—		—		753,648
Total gross loan portfolio	Ps.	92,550,025	Ps.	55,200,581	Ps.	17,279,362	Ps.	425,697	Ps.	11,426,176	Ps.	176,881,841
(1)	See Note 4.1.1

Disclosure of detailed information about classification of loan portfolio by type of currency [Text Block]

December 31, 2019	Colombian Pesos		Foreign currency		Total
Commercial	Ps.	55,647,778	Ps.	35,658,941	Ps.	91,306,719
Consumer		39,382,167		20,205,762		59,587,929
Residential mortgage		7,547,978		11,113,411		18,661,389
Microcredit		410,320		—		410,320
Financial leasing (1)		10,043,443		2,118,314		12,161,757
Total gross loan portfolio	Ps.	113,031,686	Ps.	69,096,428	Ps.	182,128,114

December 31, 2018	Colombian Pesos		Foreign currency		Total
Commercial	Ps.	57,651,220	Ps.	34,898,805	Ps.	92,550,025
Consumer		35,848,422		19,352,159		55,200,581
Residential mortgage		6,672,423		10,606,939		17,279,362
Microcredit		425,697		—		425,697
Financial leasing (1)		9,260,989		2,165,187		11,426,176
Total gross loan portfolio	Ps.	109,858,751	Ps.	67,023,090	Ps.	176,881,841

(1)    See Note 4.1.1

Dollar is the maximum participation for loan portfolio in foreign currency with 37.9%, equivalent to U.S 21,084 million dollars.

Disclosure of Detailed Information about Investment in Debt Securities by Location [Table Text Block]

	As of December 31,
	2019		2018
Colombia	Ps.	20,026,227	Ps.	18,047,109
Costa Rica		3,006,686		1,674,052
United States of America		1,883,400		2,412,555
Guatemala		1,311,695		999,544
Panama		1,211,680		813,711
Honduras		621,311		586,275
Brazil		417,223		424,339
El Salvador		274,323		40,890
Peru		192,845		352,795
Chile		146,093		150,239
Multilateral – Bladex (Foreign Trade Bank of Latin America)		89,529		87,500
Nicaragua		79,300		64,918
Mexico		74,591		13,761
Multilateral – Central American Bank for Economic Integration		6,642		—
Barbados		4,524		—
Multilateral – Andean Development Corporation		—		31,156
BAC San José Liquid Fund (BAC San José Fondo Liquido – Riesgo País Mixto)		—		3,763
Total investments	Ps.	29,346,069	Ps.	25,702,607

Disclosure of Detailed Information about Investment in Debt Securities by Sovereign Risk [Table Text Block]

Below is the detail of Grupo Aval’s sovereign debt portfolio issued by Central Governments per country:

	December 31, 2019			December 31, 2018
			%			%
Investment grade (1)
Colombia	Ps.	14,069,704	73.17%	Ps.	12,796,415	80.27%
Panama		770,854	4.01%		550,674	3.45%
United States of America		167,743	0.87%		415,412	2.61%
Chile		33,743	0.18%		32,999	0.20%
	Ps.	15,042,044	78.22%	Ps.	13,795,500	86.53%
Speculative (2)
Barbados		4,524	0.02%		—	—%
Costa Rica		2,817,392	14.65%		1,437,850	9.02%
Honduras		403,813	2.10%		402,275	2.52%
Guatemala		645,802	3.36%		265,932	1.67%
El Salvador		236,837	1.23%		40,890	0.26%
Nicaragua		79,300	0.41%		—	0.00%
	Ps.	4,187,668	21.78%	Ps.	2,146,947	13.47%
	Ps.	19,229,712	100.00%	Ps.	15,942,447	100.00%

Below is the detail of Grupo Aval’s debt portfolio issued by Central Banks:

	December 31, 2019				December 31, 2018
			%			%
Investment Grade (1)	Ps.	—	—%	Ps.	—	—%

Speculative (2)
Guatemala	Ps.	623,656	63.38%	Ps.	686,970	60.02%
Costa Rica		167,379	17.01%		208,766	18.24%
Honduras		193,026	19.62%		184,000	16.07%
Nicaragua		—	—%		64,918	5.67%
	Ps.	984,061	100.00%	Ps.	1,144,654	100.00%
Total sovereign risk	Ps.	20,213,773		Ps.	17,087,101
(1)	Investment grade includes the risk rating of Fitch Ratings Colombia S.A o F1+ to F3, BRC of Colombia from BRC 1+ to BRC 3 and Standard & Poor’s from AAA to BBB-.

Speculative or non-investment grade level includes the risk rating of Fitch Ratings Colombia S.A. from B to E, BRC de Colombia from BRC 4 to BRC 6 and Standard & Poor’s from BB+ to D

Disclosure of Detailed Information on Credit Portfolio by restructuring [Text Block]

Restructured loans	December 31, 2019		December 31, 2018
Local currency	Ps.	2,611,573	Ps.	2,693,018
Foreign currency		1,779,598		1,275,565
Total restructured	Ps.	4,391,171	Ps.	3,968,583

Disclosure of Detailed Information on Foreclosed Assets [Text Block]

	December 31, 2019		December 31, 2018
Foreclosed assets received	Ps.	297,481	Ps.	188,245
Foreclosed assets sold		133,512		52,785

Disclosure Of Detailed Information About Commitments In Unused Lines Of Credit [Text Block]

Loan commitments and financial guarantee contracts

	December 31, 2019		December 31, 2018
	Notional amount		Notional amount
Guarantees	Ps.	3,341,641	Ps.	3,446,601
Unused letters of credit		1,133,385		1,186,691
Unused limits of overdrafts		67,126		306,740
Unused credit card limits		23,125,249		20,816,061
Other		4,487,203		5,169,588
Total	Ps.	32,154,604	Ps.	30,925,681

Disclosure Of Detailed Information About Credit Commitments By Currency [Text Block]

	December 31, 2019		December 31, 2018
Colombian Pesos	Ps.	14,914,209	Ps.	14,918,915
U.S. dollars		13,750,968		12,885,921
Euro		3,292,845		2,892,670
Other		196,582		228,175
Total	Ps.	32,154,604	Ps.	30,925,681

Disclosure of detailed information about offsetting of financial assets and financial liabilities [Text Block]

The following is the detail of the financial instruments subject to offset contractually required as of December 31, 2019 and 2018:

December 31, 2019

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Assets Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Assets		Balance Sheet		Balance Sheet		Instruments		Received		Exposure
Offsetting assets
Derivatives	Ps.	1,084,032	Ps.	—	Ps.	1,084,032	Ps.	(314,891)	Ps.	(42,157)	Ps.	726,984
Repurchase agreements		401,464		—		401,464		(319,748)		—		81,716
Total	Ps.	1,485,496	Ps.	—	Ps.	1,485,496	Ps.	(634,639)	Ps.	(42,157)	Ps.	808,700

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Liabilities Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Liabilities		Balance Sheet		Balance Sheet		Instruments		Received		Exposure
Offsetting liabilities
Derivatives	Ps.	1,056,736	Ps.	—	Ps.	1,056,736	Ps.	(28,587)	Ps.	(80,775)	Ps.	947,374
Repurchase agreements		7,458,662		—		7,458,662		(7,607,482)		—		(148,820)
Total	Ps.	8,515,398	Ps.	—	Ps.	8,515,398	Ps.	(7,636,069)	Ps.	(80,775)	Ps.	798,554

December 31, 2018

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Assets Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Assets		Balance Sheet		Balance Sheet		Instruments		Received		Exposure
Offsetting assets
Derivatives	Ps.	798,824	Ps.	—	Ps.	798,824	Ps.	(199,773)	Ps.	(265,361)	Ps.	333,690
Repurchase agreements		4,607,862		—		4,607,862		(4,348,344)		(50,515)		209,003
Total	Ps.	5,406,686	Ps.	—	Ps.	5,406,686	Ps.	(4,548,117)	Ps.	(315,876)	Ps.	542,693

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Liabilities Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Liabilities		Balance Sheet		Balance Sheet		Instruments		Received		Exposure
Offsetting liabilities
Derivatives	Ps.	1,006,844	Ps.	—	Ps.	1,006,844	Ps.	(10,116)	Ps.	(50,982)	Ps.	945,746
Repurchase agreements		5,068,481		—		5,068,481		(5,169,598)		—		(101,117)
Total	Ps.	6,075,325	Ps.	—	Ps.	6,075,325	Ps.	(5,179,714)	Ps.	(50,982)	Ps.	844,629

Disclosure of Break Down of Financial Assets and Liabilities Exposed to Trading Risk [Table Text Block]

Account	December 31, 2019		December 31, 2018
Financial assets
Debt financial assets
Trading	Ps.	4,673,113	Ps.	3,762,978
Investments in debt securities at FVTPL		10,102		31,256
Investments in debt securities at FVOCI		21,608,992		18,935,757
Total debt securities	Ps.	26,292,207	Ps.	22,729,991
Derivative assets instruments	Ps.	917,434	Ps.	768,686
Hedging derivatives assets		166,598		30,138
		1,084,032		798,824
Total financial assets	Ps.	27,376,239	Ps.	23,528,815
Liabilities
Derivative liabilities instruments		962,438		811,305
Hedging derivatives liabilities		94,298		195,539
Total financial liabilities		1,056,736		1,006,844
Net position	Ps.	26,319,503	Ps.	22,521,971

Disclosure of Detailed Information about Financial Subsidiaries Risk [Text Block]

	December 31, 2019		December 31, 2018
		Basis points of		Basis points of
Entity	Value	regulatory capital	Value	regulatory capital
Banco Bogotá	1,280,084	141	924,767	116
Banco de Occidente	165,928	52	189,871	75
Banco Popular	128,317	72	162,888	93
Banco AV Villas	58,032	59	37,942	41
Corficolombiana	173,456	7	219,656	12

Disclosure of Detailed Information about Foreign Currency Assets and Liabilities [Text Block]

The maximum and minimum total foreign currency position and the spot foreign currency position are determined according to each entity’s regulatory capital. The regulatory capital that is used in the calculations corresponds to the regulatory capital of the last business day of  two-months ago. The exchange rate used in the calculation is the average of the exchange rate set by the Superintendency of Finance at the end of the previous month. A substantial amount of Grupo Aval’s foreign currency assets and liabilities are in U.S. dollars. Details on the assets and liabilities in foreign currency held by Grupo Aval at December 31, 2019 and 2018 are shown below:

December 31,2019		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial assets
Cash and cash equivalents	5,003	1,266	20,545,934
Investments in debt securities at fair value through profit or loss	168	17	606,107
Investments in debt securities at fair value through OCI	2,634	705	10,942,222
Investments in debt securities at amortized cost	7	-	23,043
Loan portfolio financial assets at amortized cost	16,078	5,006	69,096,428
Derivative financial assets held for trading	257	-	843,700
Derivative financial assets held for hedging	51	-	166,598
Trade receivable	238	168	1,329,979
Total financial assets	24,436	7,162	103,554,011

		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial liabilities
Derivative financial liabilities held for trading	274	-	897,138
Derivative financial liabilities held for hedging	28	-	90,726
Customer deposits	16,772	5,828	74,064,051
Financial obligations	8,428	772	30,148,583
Accounts payable	407	-	1,334,317
Total financial liabilities	25,909	6,600	106,534,815
Net financial asset (liability) position	(1,473)	562	(2,980,804)

December 31,2018		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial assets
Cash and cash equivalents	4,859	1,075	19,297,896
Investments in debt securities held for trading	121	15	441,801
Investments in securities available-for-sale	2,201	589	9,068,739
Investments in debt securities held-to-maturity	10	—	32,321
Loan portfolio financial assets at amortized cost	15,923	4,706	67,023,090
Derivative financial assets held for trading	222	1	725,433
Derivative financial assets held for hedging	9	—	30,138
Trade receivable	246	176	1,370,820
Total financial assets	23,591	6,562	97,990,238

		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial liabilities
Derivative financial liabilities held for trading	236	3	776,162
Derivative financial liabilities held for hedging	60	—	195,539
Customer deposits	14,914	5,077	64,971,825
Financial obligations	9,457	666	32,899,230
Accounts payable	442	—	1,437,447
Total financial liabilities	25,109	5,746	100,280,203
Net financial asset (liability) position	(1,518)	816	(2,289,965)

Disclosure of detailed information about requested percentage of deposits to be maintained as reserves in each country [Text Block]

Requested Percentage
Country	Details	%
Colombia	Checking account and Savings accounts	11%
	Time deposits < 18 months	4.5%
Guatemala	Deposits and Capital raising	11.6%
El Salvador	1st Demand deposits (1)	25%
	2nd Demand deposits (2)	25%
	3rd Debt securities	50%
Honduras	Demand deposits	12%
	Mandatory investment in local currency	5%
	Mandatory investment in foreign currency	12%
Nicaragua	Daily, Liabilities in local and foreign currency	12%
	Biweekly, Liabilities in local and foreign currency	14%
Costa Rica	Deposits in local and foreign currency	15%
	Capital raising in local and foreign currency	15%
(1)	This refers to demand deposits in Central Bank or overseas banks.
(2)	This refers to demand deposits in Central Bank, overseas banks or debt securities issue by the Central Bank.

Disclosure Of Sensitivity Analysis Of Foreign Exchange Effect [Table Text Block]

December 31,2019	Increase		Decrease
	Ps.100 per U.S.		Ps.100 per U.S.
	dollar		dollar
Equity	Ps.	(13,874)	Ps.	13,874
Foreign exchange effect on profit before taxes		(20,708)		20,708

December 31,2018	Increase		Decrease
	Ps.100 per U.S.		Ps.100 per U.S.
	dollar		dollar
Equity	Ps.	(33,579)	Ps.	33,579
Foreign exchange effect on profit before taxes		(53,300)		53,300

Disclosure Of Break Down Of Investments From Initial Investment [Table Text Block]

	At December 31,
	2019			2018
	Investment			Investment
	subject to		Percentage	subject to
	Regulatory	Regulatory	of	Regulatory	Regulatory	Percentage of
	VaR	VaR	portfolio	VaR	VaR	portfolio
More than 36 months	75,584	11,111	100%	45,706	6,719	100%
Total	75,584	11,111	100%	45,706	6,719	100%

Schedule of Interest Rate Risk on Assets and Liabilities [Text Block]

December 31, 2019

	Less than		From one to		From six to		More than a		Non-
Assets	one month		six months		twelve months		year		interest		Total
Cash and cash equivalents	Ps.	2,662,681	Ps.	—	Ps.	—	Ps.	—	Ps.	27,454,555	Ps.	30,117,236
Investments in debt securities at FVTPL		82,749		1,972,593		871,982		1,745,789		—		4,673,113
Investments in debt securities mandatory at FVTPL		—		—		—		10,102		—		10,102
Investments in debt securities at FVOCI		743,846		2,132,946		1,289,402		17,442,798		—		21,608,992
Investments in debt securities at amortized cost		2,765,688		265,131		23,043		—		—		3,053,862
Service concession arrangements		—		—		—		2,706,030		—		2,706,030
Commercial loans and leases		21,918,784		44,037,038		8,461,102		27,238,736		—		101,655,660
Consumer loans and leases		10,993,634		9,758,318		1,660,573		37,427,926		—		59,840,451
Mortgages and housing leases		7,212,959		1,890,949		900,236		10,217,539		—		20,221,683
Microcredit loans and leases		30,911		18,568		39,283		321,558		—		410,320
Trade receivable		—		—		—		387,059		8,895,674		9,282,733
Total Assets	Ps.	46,411,252	Ps.	60,075,543	Ps.	13,245,621	Ps.	97,497,537	Ps.	36,350,229	Ps.	253,580,182
										—

	Less than		From one to		From six to		More than a		Non-
Liabilities	one month		six months		twelve months		year		interest		Total
Checking accounts	Ps.	21,174,879	Ps.	—	Ps.	—	Ps.	—	Ps.	21,274,823	Ps.	42,449,702
Time deposits		10,514,186		29,426,123		15,525,670		17,759,210		—		73,225,189
Saving deposits		59,352,760		—		—		—	.	—		59,352,760
Other deposits		—		—		—		—		463,770		463,770
Interbank and overnight funds		8,414,438		75,543		—		750,498		—		9,240,479
Leases contracts*		93,438		130,472		158,021		2,651,571		—		3,033,502
Borrowing from banks and similar		2,249,132		6,367,707		2,335,725		5,817,278		—		16,769,842
Long-term debt		276,735		3,567,489		680,677		17,393,367		—		21,918,268
Borrowing from development entities		1,175,637		1,199,311		115,314		1,392,223		—		3,882,485
Total Liabilities	Ps.	103,251,205	Ps.	40,766,645	Ps.	18,815,407	Ps.	45,764,147	Ps.	21,738,593	Ps.	230,335,997

*Grupo Aval has initially adopted IFRS 16 as of January 1, 2019. According to the transition methods chosen, comparative information is not restated. See note 2(2.4)(A).

December 31, 2018

	Less than		From one to		From six to		More than a		Non-
Assets	one month		six months		twelve months		year		interest		Total
Cash and cash equivalents	Ps.	3,110,667	Ps.	—	Ps.	—	Ps.	—	Ps.	25,290,616	Ps.	28,401,283
Investments in debt securities at FVTPL		25,077		376,999		1,216,834		2,144,068		—		3,762,978
Investments in debt securities mandatory at FVTPL		—		—		—		31,256		—		31,256
Investments in debt securities at FVOCI		131,497		2,056,389		1,163,367		15,584,504		—		18,935,757
Investments in debt securities at amortized cost		671,047		951,850		1,348,691		1,028		—		2,972,616
Service concession arrangements		—		—		—		2,488,414		—		2,488,414
Commercial loans and leases		28,546,532		29,463,725		9,612,217		34,786,503		—		102,408,977
Consumer loans and leases		10,538,797		7,975,944		2,566,425		34,373,898		—		55,455,064
Mortgages and housing leases		7,649,242		1,771,712		419,518		8,751,631		—		18,592,103
Microcredit loans and leases		31,729		17,956		38,304		337,708		—		425,697
Trade receivable		—		—		—		3,043,403		4,025,717		7,069,120
Total Assets	Ps.	50,704,588	Ps.	42,614,575	Ps.	16,365,356	Ps.	101,542,413	Ps.	29,316,333	Ps.	240,543,265

	Less than		From one to		From six to		More than a		Non-
Liabilities	one month		six months		twelve months		year		interest		Total
Checking accounts	Ps.	22,377,653	Ps.	—	Ps.	—	Ps.	—	Ps.	17,325,225	Ps.	39,702,878
Time deposits		9,741,623		28,546,101		15,447,825		13,117,463		—		66,853,012
Saving deposits		36,523,899		20,697,540		—		—		—		57,221,439
Other deposits		—		—		—		—		582,122		582,122
Interbank and overnight funds		6,099,084		714,994		—		—		—		6,814,078
Borrowing from banks and others		1,566,524		11,497,277		1,164,075		6,382,890		—		20,610,766
Long-term debt		73,565		3,369,988		656,291		16,040,506		—		20,140,350
Borrowing from development entities		563,370		259,194		1,607,273		1,216,959		—		3,646,796
Total Liabilities	Ps.	76,945,718	Ps.	65,085,094	Ps.	18,875,464	Ps.	36,757,818	Ps.	17,907,347	Ps.	215,571,441

Disclosure of Breakdown of Interest Bearing Assets and Liabilities, by Interest Rate Type and Maturity [Table Text Block]

December 31, 2019

	Under one year				Over one year				Non-
Assets	Variable		Fixed		Variable		Fixed		interest		Total
Cash due from banks and Central Bank	Ps.	2,619,126	Ps.	43,555	Ps.	—	Ps.	—	Ps.	27,454,555	Ps.	30,117,236
Investments in debt securities at FVTPL		288,176		2,319,323		383,470		1,682,144		—		4,673,113
Investments in debt securities mandatory at FVTPL		—		—		—		10,102		—		10,102
Investments in debt securities at FVOCI		7,434		4,054,359		2,377,875		15,169,324		—		21,608,992
Investments in debt securities at amortized cost		3,025,213		28,649		—		—		—		3,053,862
Service concession arrangements		—		—		2,706,030		—		—		2,706,030
Commercial loans and leases		41,941,576		4,340,760		52,017,308		3,356,016		—		101,655,660
Consumer loans and leases		1,059,643		15,901,205		10,746,657		32,132,946		—		59,840,451
Mortgages and housing leases		43,814		391,869		11,322,696		8,463,304		—		20,221,683
Microcredit loans and leases		1,954		223,485		3,700		181,181		—		410,320
Trade receivable		—		—		263,922		123,137		8,895,674		9,282,733
Total Assets	Ps.	48,986,936	Ps.	27,303,205	Ps.	79,821,658	Ps.	61,118,154	Ps.	36,350,229	Ps.	253,580,182

	Under one year					Over one year			Non-
Liabilities	Variable		Fixed		Variable		Fixed		interest		Total
Checking accounts	Ps.	384,579	Ps.	20,790,300	Ps.	—	Ps.	—	Ps.	21,274,823	Ps.	42,449,702
Time deposits		12,673,158		37,790,186		7,099,730		15,662,115		—		73,225,189
Saving deposits		17,159,419		42,193,341		—		—	.	—		59,352,760
Other deposits		—		—		—		—		463,770		463,770
Interbank and overnight funds		—		9,240,479		—		—		—		9,240,479
Leases contracts*		3,586		404,434		132,928		2,492,554		—		3,033,502
Borrowing from banks and other		1,372,926		8,504,875		3,216,263		3,675,778		—		16,769,842
Long-term debt		959,068		1,473,258		9,738,305		9,747,637		—		21,918,268
Borrowing from development entities		572,600		10,537		3,256,614		42,734		—		3,882,485
Total Liabilities	Ps.	33,125,336	Ps.	120,407,410	Ps.	23,443,840	Ps.	31,620,818	Ps.	21,738,593	Ps.	230,335,997

*Grupo Aval has initially adopted IFRS 16 as of January 1, 2019. According to the transition methods chosen, comparative information is not restated. See note 2(2.4)(A).

December 31, 2018

	Under one year				Over one year				Non-
Assets	Variable		Fixed		Variable		Fixed		interest		Total
Cash due from banks and Central Bank	Ps.	2,014,270	Ps.	1,096,397	Ps.	—	Ps.	—	Ps.	25,290,616	Ps.	28,401,283
Investments in debt securities at FVTPL		159,486		1,459,424		231,620		1,912,448		—		3,762,978
Investments in debt securities mandatory at FVTPL		—		—		—		31,256		—		31,256
Investments in debt securities at FVOCI		13,532		3,337,721		872,882		14,711,622		—		18,935,757
Investments in debt securities at amortized cost		1,349,722		725,704		896,162		1,028		—		2,972,616
Service concession arrangements		—		—		2,488,414		—		—		2,488,414
Commercial loans and leases		44,094,950		4,259,106		51,184,839		2,870,082		—		102,408,977
Consumer loans and leases		1,099,251		14,713,486		10,482,629		29,159,698		—		55,455,064
Mortgages and housing leases		53,296		330,277		10,924,349		7,284,181		—		18,592,103
Microcredit loans and leases		2,698		223,954		3,582		195,463		—		425,697
Trade receivable		397		—		2,989,292		53,714		4,025,717		7,069,120
Total Assets	Ps.	48,787,602	Ps.	26,146,069	Ps.	80,073,769	Ps.	56,219,492	Ps.	29,316,333	Ps.	240,543,265

	Under one year				Over one year				Non-
Liabilities	Variable		Fixed		Variable		Fixed		interest		Total
Checking accounts	Ps.	—	Ps.	22,377,653	Ps.	—	Ps.	—	Ps.	17,325,225	Ps.	39,702,878
Time deposits		11,332,638		33,720,396		6,801,559		14,998,419		—		66,853,012
Saving deposits		16,485,565		40,735,874		—		—	.	—		57,221,439
Other deposits		—		—		—		—		582,122		582,122
Interbank and overnight funds		3,492,343		3,321,735		—		—		—		6,814,078
Borrowing from banks and other		3,406,673		9,984,328		2,899,475		4,320,290		—		20,610,766
Long-term debt		749,442		804,281		6,650,249		11,936,378		—		20,140,350
Borrowing from development entities		638,286		149,508		2,852,178		6,824		—		3,646,796
Total Liabilities	Ps.	36,104,947	Ps.	111,093,775	Ps.	19,203,461	Ps.	31,261,911	Ps.	17,907,347	Ps.	215,571,441

Disclosure of detailed information about the breakdown by time bands of the Liquid Assets and the Liquidity Risk Indicator [Text Block]

:

December 31, 2019

	Liquid assets
	available at the end			From 31 to 90
Bank	of the year (1)	From 1 to 7 days (2)	From 1 to 30 days (2)	days (2)
Banco de Bogotá	11,480,613	9,127,754	2,141,891	(14,048,998)
Banco Occidente	6,013,484	5,381,263	3,449,519	(1,382,231)
Banco Popular	2,708,977	2,196,520	543,111	(2,426,968)
Banco AV Villas	1,777,483	1,489,391	573,001	(1,756,092)
Corficolombiana	1,648,321	1,238,060	970,752	440,603

December 31, 2018

	Liquid assets
	available at the end			From 31 to 90
Bank	of the year (1)	From 1 to 7 days (2)	From 1 to 30 days (2)	days (2)
Banco de Bogotá	10,936,886	10,370,295	8,892,523	321,897
Banco Occidente	5,913,723	5,244,524	4,185,759	1,631,575
Banco Popular	3,622,232	3,305,221	2,505,573	164,075
Banco AV Villas	2,035,362	1,724,944	1,304,447	(37,659)
Corficolombiana	1,131,464	585,045	386,081	(159,983)
(1)

Liquid assets are the sum of the assets that are readily convertible to cash. These assets include cash on hand and bank deposits including Central Bank deposits, securities or in money market transactions and have not been used in borrowing operations in the money market. It also includes investments coupons that have been transferred to the entity in debt securities recorded at fair value, investments in mutual funds with no withdrawal restrictions, and debt securities carried at amortized cost, provided they are legally required or “mandatory” investments, subscribed in the primary market and that can be used for money market operations. The value of the liquid assets mentioned above, is calculated at the fair value market price on the date of the assessment.

(2)

This amount is the remaining value of the liquid assets in the specified time period, or the LRI, that is calculated as the difference among the liquid assets and the liquidity requirement. The liquidity requirement is the difference of contractual cash inflows and contractual and non-contractual cash outflows during the period according to the LRI methodology.

Disclosure of detailed information about the breakdown by contractual undiscounted cash flows of the financial assets and liabilities including projected contractual interest receivable and payable [Text Block]

December 31, 2019

	Less than		From one to six		From six to twelve		More than
Assets	one month		months		months		a year		Total
Cash and cash equivalents	Ps.	28,683,338	Ps.	—	Ps.	—	Ps.	—	Ps.	28,683,338
Investments in debt securities at FVTPL		937,550		1,491,328		984,902		1,475,733		4,889,513
Investments in debt securities at FVOCI		1,269,356		2,334,438		1,951,863		19,921,644		25,477,301
Investments in debt securities at amortized cost		833,179		858,257		1,404,163		—		3,095,599
Commercial loans and leases		14,025,655		29,465,200		16,865,877		69,494,065		129,850,797
Consumer loans and leases		8,662,984		17,571,059		10,005,080		53,010,916		89,250,039
Mortgages and housing leases		447,147		984,046		1,147,043		33,219,821		35,798,057
Microcredit loans and leases		55,112		122,167		123,624		240,181		541,084
Trading derivatives		620,242		229,909		37,138		29,374		916,663
Hedging derivatives		163,825		3,401		18		—		167,244
Trade receivable		2,342,007		—		—		9,631,524		11,973,531
Other assets		1,163,339		—		—		—		1,163,339
Total Assets	Ps.	59,203,734	Ps.	53,059,805	Ps.	32,519,708	Ps.	187,023,258	Ps.	331,806,505

	Less than		From one to six		From six to twelve		More than
Liabilities	one month		months		months		a year		Total
Checking accounts	Ps.	42,449,701	Ps.	—	Ps.	—	Ps.	—	Ps.	42,449,701
Time Deposits		8,631,705		25,954,834		17,871,428		25,483,897		77,941,864
Saving deposits		59,352,759		—		—		—		59,352,759
Other deposits		463,770		—		—		—		463,770
Interbank and overnight funds		5,819,104		3,420,692		—		—		9,239,796
Leases contracts*		92,255		122,866		152,352		2,669,047		3,036,520
Borrowing from banks and other		2,211,662		4,877,570		3,215,999		7,450,891		17,756,122
Long-term debt		92,130		1,244,776		1,260,353		23,233,085		25,830,344
Borrowing from development entities		119,662		751,027		388,785		3,434,525		4,693,999
Trading derivatives		606,476		277,657		25,612		18,240		927,985
Hedging derivatives		73,625		19,681		18		3,359		96,683
Other liabilities		4,997,412		240,030		9,306		1,121,438		6,368,186
Total Liabilities	Ps.	124,910,261	Ps.	36,909,133	Ps.	22,923,853	Ps.	63,414,482	Ps.	248,157,729

	Less than one		From one to		From six to		More than a
Commitments Loans	month		six months		twelve months		year		Total
Guarantees	Ps.	2,488,242	Ps.	—	Ps.	—	Ps.	—	Ps.	2,488,242
Standby letters of credit		953,289		—		—		—		953,289
Overdraft facility		67,126		—		—		—		67,126
Standby credit card facility		20,054,171		109,451		82,088		328,352		20,574,062
Undrawn approved loans		561,330		52,807		—		—		614,137
Others		99,270		—		—		—		99,270
Total Commitments Loans	Ps.	24,223,428	Ps.	162,258	Ps.	82,088	Ps.	328,352	Ps.	24,796,126

*Grupo Aval has initially adopted IFRS 16 as of January 1, 2019. According to the transition methods chosen, comparative information is not restated. See note 2(2.4)(A).

December 31, 2018

	Less than one		From one to		From six to		More than a
Assets	month		six months		twelve months		year		Total
Cash and cash equivalents	Ps.	28,450,114	Ps.	—	Ps.	—	Ps.	—	Ps.	28,450,114
Investments in debt securities at FVTPL		576,072		350,307		1,026,669		2,018,209		3,971,257
Investments in debt securities at FVOCI		163,389		2,272,601		1,547,078		18,292,502		22,275,570
Investments in debt securities at amortized cost		1,691,200		447,674		866,184		1,019		3,006,077
Commercial loans and leases		12,524,966		24,196,186		13,982,791		58,838,873		109,542,816
Consumer loans and leases		6,218,323		12,707,647		7,369,756		45,240,501		71,536,227
Mortgages and housing leases		297,155		1,376,279		1,626,730		32,061,546		35,361,710
Microcredit loans and leases		58,093		125,474		128,180		256,278		568,025
Trading derivatives		476,088		244,385		22,483		14,216		757,172
Hedging derivatives		28,941		4,083		—		—		33,024
Trade receivable		4,260,837		—		397		2,929,814		7,191,048
Other assets		631,231		—		—		—		631,231
Total Assets	Ps.	55,376,409	Ps.	41,724,636	Ps.	26,570,268	Ps.	159,652,958	Ps.	283,324,271

	Less than one		From one to		From six to		More than a
Liabilities	month		six months		twelve months		year		Total
Checking accounts	Ps.	39,708,169	Ps.	—	Ps.	—	Ps.	—	Ps.	39,708,169
Time Deposits		8,375,127		26,030,729		15,605,292		20,730,824		70,741,972
Saving deposits		57,443,560		—		—		—		57,443,560
Other deposits		582,122		—		—		—		582,122
Interbank and overnight funds		6,813,329		—		—		—		6,813,329
Borrowing from banks and other		1,665,739		8,779,185		4,490,249		7,248,223		22,183,396
Long-term debt		138,362		904,752		1,896,186		21,493,625		24,432,925
Borrowing from development entities		145,712		578,545		423,122		3,189,314		4,336,693
Trading derivatives		515,697		236,390		20,305		27,955		800,347
Hedging derivatives		182,849		6,587		6,718		—		196,154
Other Liabilities		6,884,154		896,154		67,042		299		7,847,649
Total Liabilities	Ps.	122,454,820	Ps.	37,432,342	Ps.	22,508,914	Ps.	52,690,240	Ps.	235,086,316

	Less than one		From one to		From six to		More than a
Commitments Loans	month		six months		twelve months		year		Total
Guarantees	Ps.	2,297,206	Ps.	9,742	Ps.	4,222	Ps.	2,370	Ps.	2,313,540
Standby letters of credit		928,585		208		2		—		928,795
Overdraft facility		306,740		—		—		—		306,740
Standby credit card facility		20,409,059		—		—		—		20,409,059
Undrawn approved loans		3,612,600		—		—		—		3,612,600
Others		394,688		—		—		—		394,688
Total Commitments Loans	Ps.	27,948,878	Ps.	9,950	Ps.	4,224	Ps.	2,370	Ps.	27,965,422

Disclosure of detailed information about the calculation of the minimum regulatory capital [Text Block]

Grupo Aval’s financial subsidiaries are subject to a “Total Solvency Risk Ratio” (Total Regulatory Capital/Risk Weighted Assets) of at least 9% and a “Basic Solvency Risk Ratio” (Basic Ordinary Regulatory Capital/Risk Weighted Assets) of at least 4.5%.  See Regulatory framework for Colombian financial institutions - Capital Adequacy Requirements section.

As of  December, 31 2019,  and 2018, all of Grupo Aval´s financial subsidiaries complied with the minimum regulatory capital requirements, as established by Basel II. Below is shown the consolidated outcome by entity of the minimum regulatory capital, required for the entities regulated by the Superintendency of Finance:

	December 31, 2019
	Banco de	Banco de	Banco	Banco AV
Regulatory Capital	Bogotá	Occidente	Popular	Villas	Corficolombiana
Regulatory Capital	18,508,842	3,908,477	2,384,460	1,293,359	4,032,713
Basic ordinary equity	13,082,557	3,202,018	1,898,181	1,174,605	3,761,178
Basic additional equity	5,426,285	706,459	486,279	118,754	271,535
Market risk	14,223,159	1,401,440	1,425,745	644,799	1,927,291
Credit risk	129,836,198	31,807,330	21,015,333	11,488,357	10,102,536
Total assets weighted by risk	144,059,357	33,208,770	22,441,078	12,133,156	12,029,827
Total solvency risk index.	12.85%	11.77%	10.63%	10.66%	33.52%
Basic solvency risk index.	9.08%	9.64%	8.46%	9.68%	31.27%

	December 31, 2018
	Banco de	Banco de	Banco	Banco AV
Regulatory Capital	Bogotá	Occidente	Popular	Villas	Corficolombiana
Regulatory Capital	17,730,918	3,917,005	2,170,075	1,176,179	3,631,640
Basic ordinary equity	11,655,669	3,166,981	1,648,438	1,106,529	3,381,550
Basic additional equity	6,075,249	750,024	521,637	69,650	250,090
Market risk	10,275,186	1,754,924	1,809,867	421,379	2,440,618
Credit risk	120,604,192	29,405,386	19,624,155	10,759,423	7,834,598
Total assets weighted by risk	130,879,378	31,160,310	21,434,022	11,180,802	10,275,216
Total solvency risk index.	13.55%	12.57%	10.12%	10.52%	35.34%
Basic solvency risk index.	8.91%	10.16%	7.69%	9.90%	32.91%

Colombia
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Economic Scenario for Key Indicators of Credit Risk and Credit Losses [Table Text Block]

	2019			2020
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	3.72%	3.83%	3.95%	2.46%	3.38%	4.07%
Interest rates	4.25%	4.25%	4.25%	3.50%	4.25%	5.25%
GDP growth	3.01%	3.20%	3.57%	2.17%	3.22%	4.19%
House prices	(2.68)%	(0.85)%	1.07%	(3.29)%	0.96%	7.03%
Unemployment rate	10.72%	10.25%	10.01%	11.12%	10.22%	9.30%

Disclosure Of Scenario Of Probability Of Weighting In Measuring Expected Credit Losses [Table Text Block]

	2019			2018
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	23%	60%	17%	25%	53%	22%

Guatemala
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Economic Scenario for Key Indicators of Credit Risk and Credit Losses [Table Text Block]

	2020
	Scenario A	Scenario B	Scenario C
Inflation	3.72%	3.53%	3.26%
Interest rates	0.26%	(0.03)%	(0.30)%
GDP growth	2.15%	3.19%	3.71%
Exchange rate	1.54%	(0.46)%	(0.95)%

Disclosure Of Scenario Of Probability Of Weighting In Measuring Expected Credit Losses [Table Text Block]

	2019			2018
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	10%	70%	20%	20%	60%	20%

Honduras
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Economic Scenario for Key Indicators of Credit Risk and Credit Losses [Table Text Block]

	2020
	Scenario A	Scenario B	Scenario C
Inflation	5.07%	4.61%	3.34%
Interest rates	(0.30)%	(1.45)%	(3.25)%
GDP growth	1.98%	2.95%	4.04%
Exchange rate	4.50%	3.34%	0.72%

Disclosure Of Scenario Of Probability Of Weighting In Measuring Expected Credit Losses [Table Text Block]

	2019			2018
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	10%	65%	25%	30%	55%	15%

El Salvador
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Economic Scenario for Key Indicators of Credit Risk and Credit Losses [Table Text Block]

	2020
	Scenario A	Scenario B	Scenario C
Inflation	2.11%	0.97%	—%
Interest rates	0.34%	0.03%	(0.07)%
GDP growth	1.84%	2.40%	2.80%

Disclosure Of Scenario Of Probability Of Weighting In Measuring Expected Credit Losses [Table Text Block]

	2019			2018
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	15%	70%	15%	10%	80%	10%

Nicaragua
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Economic Scenario for Key Indicators of Credit Risk and Credit Losses [Table Text Block]

	2020
	Scenario A	Scenario B	Scenario C
Inflation	8.92%	6.58%	3.34%
Interest rates	4.93%	1.70%	(0.99)%
GDP growth	(5.61)%	(3.08)%	(1.26)%
Exchange rate	3.74%	3.01%	2.72%

Disclosure Of Scenario Of Probability Of Weighting In Measuring Expected Credit Losses [Table Text Block]

	2019			2018
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	15%	70%	15%	5%	50%	45%

Costa Rica
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Economic Scenario for Key Indicators of Credit Risk and Credit Losses [Table Text Block]

	2020
	Scenario A	Scenario B	Scenario C
Inflation	4.04%	1.91%	1.76%
Interest rates	(0.99)%	(1.58)%	(1.81)%
GDP growth	1.76%	2.59%	3.03%
Exchange rate	3.93%	0.22%	(1.07)%

Disclosure Of Scenario Of Probability Of Weighting In Measuring Expected Credit Losses [Table Text Block]

	2019			2018
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	20%	60%	20%	40%	50%	10%

Panama
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Economic Scenario for Key Indicators of Credit Risk and Credit Losses [Table Text Block]

	2020
	Scenario A	Scenario B	Scenario C
Inflation	1.71%	0.77%	0.54%
Interest rates	0.56%	0.08%	(0.35)%
GDP growth	2.97%	3.83%	4.89%

Disclosure Of Scenario Of Probability Of Weighting In Measuring Expected Credit Losses [Table Text Block]

	2019			2018
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	15%	60%	25%	5%	70%	25%

Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Detailed Information about Financial Subsidiaries Risk by Type [Text Block]

Maximum, Minimum and Average VaR Values
December 31, 2019
	Minimum	Average	Maximum	Period end
Interest rate	444,950	520,569	607,973	568,537
Exchange rate	277,932	334,039	383,189	379,406
Shares	8,394	9,601	10,964	10,964
Mutual funds	270,918	308,799	322,458	321,177
VaR portfolio	1,002,195	1,173,008	1,318,037	1,280,084

Maximum, Minimum and Average VaR Values
December 31, 2018
	Minimum	Average	Maximum	Period end
Interest rate	352,595	387,828	420,474	352,595
Exchange rate	234,509	263,363	298,257	298,257
Shares	6,647	7,605	8,335	8,231
Mutual funds	200,510	226,030	266,906	265,684
VaR portfolio	828,688	884,826	969,931	924,767

Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Detailed Information about Financial Subsidiaries Risk by Type [Text Block]

Maximum, Minimum and Average VaR Values
December 31, 2019
	Minimum	Average	Maximum	Period end
Interest rate	125,615	144,188	162,628	158,200
Exchange rate	104	2,458	4,426	2,995
Shares	—	—	—	—
Mutual funds	4,317	4,556	4,733	4,733
VaR portfolio	130,036	151,202	171,787	165,928

Maximum, Minimum and Average VaR Values
December 31, 2018
	Minimum	Average	Maximum	Period end
Interest rate	184,106	199,399	218,732	184,106
Exchange rate	595	1,697	3,817	1,479
Shares	—	—	—	—
Mutual funds	2,820	3,849	4,526	4,286
VaR portfolio	187,521	204,945	227,074	189,871

Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Detailed Information about Financial Subsidiaries Risk by Type [Text Block]

Maximum, Minimum and Average VaR Values
December 31, 2019
	Minimum	Average	Maximum	Period end
Interest rate	107,694	108,389	109,605	108,112
Exchange rate	4,699	5,155	5,615	5,280
Shares	22	22	23	348
Mutual funds	8,701	10,769	14,954	14,577
VaR portfolio	121,491	124,335	130,135	128,317

Maximum, Minimum and Average VaR Values
December 31, 2018
	Minimum	Average	Maximum	Period end
Interest rate	115,829	136,338	154,233	148,343
Exchange rate	2,125	3,867	6,135	3,325
Shares	929	949	963	946
Mutual funds	6,583	6,971	10,420	10,274
VaR portfolio	126,533	148,125	168,310	162,888

Banco Commercial Av Villas S A
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Detailed Information about Financial Subsidiaries Risk by Type [Text Block]

Maximum, Minimum and Average VaR Values
December 31, 2019
	Minimum	Average	Maximum	Period end
Interest rate	22,193	40,628	55,972	55,021
Exchange rate	1	27	80	80
Shares	—	—	—	—
Mutual funds	489	628	2,931	2,931
VaR portfolio	22,852	41,284	58,032	58,032

Maximum, Minimum and Average VaR Values
December 31, 2018
	Minimum	Average	Maximum	Period end
Interest rate	12,884	35,893	48,978	37,115
Exchange rate	—	985	2,738	30
Shares	—	—	—	—
Mutual funds	177	1,441	4,455	797
VaR portfolio	15,844	38,319	52,166	37,942

Corficolombiana S.A
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Detailed Information about Financial Subsidiaries Risk by Type [Text Block]

Maximum, Minimum and Average VaR Values
December 31, 2019
	Minimum	Average	Maximum	Period end
Interest rate	67,499	104,128	156,208	154,477
Exchange rate	610	2,599	4,867	4,129
Shares	10,864	11,085	11,283	12,119
Mutual funds	2,577	2,935	3,473	2,731
VaR portfolio	81,632	120,746	174,832	173,456

Maximum, Minimum and Average VaR Values
December 31, 2018
	Minimum	Average	Maximum	Period end
Interest rate	187,983	201,515	211,039	208,375
Exchange rate	436	4,490	7,707	436
Shares	10,125	10,370	10,954	10,125
Mutual funds	699	856	1,020	720
VaR portfolio	205,505	217,231	226,727	219,656

Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Detailed information on Credit Worthiness [Text Block]

	December 31, 2019		December 31, 2018
Investment grade
Sovereign (*)	Ps.	2,428,981	Ps.	2,270,642
Other public entities (**)		175,793		128,546
Corporate		61,001		30,207
Financial entities		1,370,232		1,101,157
Total investment grade	Ps.	4,036,007	Ps.	3,530,552
Speculative grade
Sovereign (*)	Ps.	136,314	Ps.	98,155
Central banks		13,966		12,914
Corporate		4,084		—
Financial entities		480,189		117,594
Total Speculative grade	Ps.	634,553	Ps.	228,663
Without grade or not available
Corporate	Ps.	2,553	Ps.	3,763
Total without grade or not available	Ps.	2,553	Ps.	3,763
	Ps.	4,673,113	Ps.	3,762,978

(*)    A sovereign credit rating considers the risk of Treasury issuer or similar agency (government debt portfolio).

(**)   Derived from operations with government entities; including public administrations in general including regional and local governments.

Disclosure of Detailed Information about Investment in Debt Securities by Sector [Table Text Block]

	December 31,		December 31,
	2019		2018
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	2,424,033	Ps.	2,210,108
Securities issued or secured by other Colombian Government entities		175,794		108,072
Securities issued or secured by other financial entities		1,402,094		972,789
Securities issued or secured by non-financial sector entities		33,942		29,122
Others		31,143		1,086
	Ps.	4,067,006	Ps.	3,321,177

In foreign currency
Securities issued or secured by Colombian Government		1,727		60,534
Securities issued or secured by other Colombian Government entities		—		20,473
Securities issued or secured by foreign Governments		139,534		98,155
Securities issued or secured by central banks		13,966		12,914
Securities issued or secured by other financial entities		448,328		245,962
Others		2,552		3,763
	Ps.	606,107	Ps.	441,801
Total trading debt securities	Ps.	4,673,113	Ps.	3,762,978

Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Detailed information on Credit Worthiness [Text Block]

	December 31, 2019		December 31, 2018
Investment grade
Corporate		10,102		31,256
Total investment grade	Ps.	10,102	Ps.	31,256

Disclosure of Detailed Information about Investment in Debt Securities by Sector [Table Text Block]

	December 31,		December 31,
	2019		2018
In Colombian Pesos
Others		10,102		31,256
Total debt securities mandatorily at FVTPL	Ps.	10,102	Ps.	31,256

Financial assets at amortised cost, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Detailed Information about Investment in Debt Securities by Sector [Table Text Block]

The balance of financial assets in investments in debt securities at amortized cost includes the following as of December 31 2019 and 2018:

		December 31,		December 31,
		2019		2018
In Colombian Pesos
Securities issued or secured by other Colombian Government entities	Ps.	3,029,802	Ps.	2,931,172
Securities issued or secured by other financial entities		1,017		9,123
	Ps.	3,030,819	Ps.	2,940,295
In foreign currency
Securities issued or secured by foreign Governments		23,043		32,321
	Ps.	23,043	Ps.	32,321
Total investments in debt securities at amortized cost	Ps.	3,053,862	Ps.	2,972,616

Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Detailed information on Credit Worthiness [Text Block]

	December 31, 2019
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	12,590,020	Ps.	—	Ps.	—	Ps.	12,590,020
Other public entities (**)		465,677		—		—		465,677
Corporate		228,447		—		—		228,447
Financial entities		2,504,060		—		—		2,504,060
Multilaterals		96,171		—		—		96,171
Total investment grade	Ps.	15,884,375	Ps.	—	Ps.	—	Ps.	15,884,375
Speculative grade
Sovereign (*)	Ps.	4,051,354	Ps.	—	Ps.	—	Ps.	4,051,354
Central banks		970,095		—		—		970,095
Corporate		152,303		—		—		152,303
Financial entities		550,865		—		—		550,865
Total speculative grade	Ps.	5,724,617	Ps.	—	Ps.	—	Ps.	5,724,617
	Ps.	21,608,992	Ps.	—	Ps.	—	Ps.	21,608,992

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Derived from operations with government entities; including public administrations in general (includes regional and local governments).

	December 31, 2018
		Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	11,492,538	Ps.	—	Ps.	—	Ps.	11,492,538
Other public entities (**)		497,634		—		—		497,634
Corporate		135,985		—		—		135,985
Financial entities		2,732,127		—		—		2,732,127
Multilaterals		118,657		—		—		118,657
Total investment grade	Ps.	14,976,941	Ps.	—	Ps.	—	Ps.	14,976,941
Speculative grade
Sovereign (*)	Ps.	1,994,205	Ps.	54,587	Ps.	—	Ps.	2,048,792
Central banks		1,066,822		64,918		—		1,131,740
Corporate		61,485		132,817		—		194,302
Financial entities		375,352		201,002		—		576,354
Total speculative grade	Ps.	3,497,864	Ps.	453,324	Ps.	—	Ps.	3,951,188
Default
Corporate	Ps.	—	Ps.	—	Ps.	7,628	Ps.	7,628
Total default	Ps.	—	Ps.	—	Ps.	7,628	Ps.	7,628
	Ps.	18,474,805	Ps.	453,324	Ps.	7,628	Ps.	18,935,757

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Derived from operations with government entities; including public administrations in general (includes regional and local governments).

Loan commitments and financial guarantee contracts
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	23,922	Ps.	1,719	Ps.	4,034	Ps.	29,675
IFRS 9 adoption (1)		13,381		3,085		(249)		16,217
Loss allowance as of January 1, 2018 – IFRS 9		37,303		4,804		3,785		45,892
Transfers:
Transfer from stage 1 to stage 2		(2,350)		2,350		—		—
Transfer from stage 1 to stage 3		(2,167)		—		2,167		—
Transfer from stage 2 to stage 3		—		(156)		156		—
Transfer from stage 3 to stage 2		—		13		(13)		—
Transfer from stage 2 to stage 1		1,816		(1,816)		—		—
Transfer from stage 3 to stage 1		26		—		(26)		—
Net remeasurement of loss allowance		2,732		11,071		(5,009)		8,794
New loan commitments and financial guarantees issued		3,186		(1,909)		3,295		4,572
FX and other movements		169		1		—		170
Loss allowance as of December 31, 2018	Ps.	40,715	Ps.	14,358	Ps.	4,355	Ps.	59,428
Transfers:
Transfer from stage 1 to stage 2		(529)		529		—		—
Transfer from stage 1 to stage 3		(172)		—		172		—
Transfer from stage 2 to stage 3		—		(173)		173		—
Transfer from stage 3 to stage 2		—		—		—		—
Transfer from stage 2 to stage 1		8,116		(8,116)		—		—
Transfer from stage 3 to stage 1		3,582		—		(3,582)		—
Net remeasurement of loss allowance		(29,069)		(4,528)		(238)		(33,835)
New loan commitments and financial guarantees issued		22,613		875		627		24,115
FX and other movements		253		—		1		254
Loss allowance as of December 31, 2019	Ps.	45,509	Ps.	2,945	Ps.	1,508	Ps.	49,962

Loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	1,227,363	Ps.	583,584	Ps.	3,807,534	Ps.	5,618,481
IFRS 9 adoption (1)		490,117		596,737		76,155		1,163,009
Loss allowance as of January 1, 2018 – IFRS 9		1,717,480		1,180,321		3,883,689		6,781,490
Transfers:
Transfer from stage 1 to stage 2		(255,031)		255,031		—		—
Transfer from stage 1 to stage 3		(214,542)		—		214,542		—
Transfer from stage 2 to stage 3		—		(631,932)		631,932		—
Transfer from stage 3 to stage 2		—		107,331		(107,331)		—
Transfer from stage 2 to stage 1		314,668		(314,668)		—		—
Transfer from stage 3 to stage 1		183,733		—		(183,733)		—
Net remeasurement of loss allowance (3)		(90,021)		746,773		3,194,573		3,851,325
New financial assets originated or purchased		1,011,984		156,320		153,761		1,322,065
Financial assets that have been derecognized		(568,424)		(177,729)		(323,552)		(1,069,705)
Unwind of discount (2)		32,674		(3,809)		353,118		381,983
FX and other movements		4,703		—		71,009		75,712
Entity deconsolidation		—		—		2,307		2,307
Write-offs		(312,350)		(120,592)		(2,716,048)		(3,148,990)
Loss allowance as of December 31, 2018	Ps.	1,824,874	Ps.	1,197,046	Ps.	5,174,267	Ps.	8,196,187
Transfers:
Transfer from stage 1 to stage 2		(231,472)		231,472		—		—
Transfer from stage 1 to stage 3		(132,800)		—		132,800		—
Transfer from stage 2 to stage 3		—		(567,849)		567,849		—
Transfer from stage 3 to stage 2		—		104,502		(104,502)		—
Transfer from stage 2 to stage 1		323,445		(323,445)		—		—
Transfer from stage 3 to stage 1		114,968		—		(114,968)		—
Net remeasurement of loss allowance (3)		(352,578)		632,102		3,696,083		3,975,607
New financial assets originated or purchased		659,037		119,690		203,482		982,209
Financial assets that have been derecognized		(366,590)		(241,128)		(177,357)		(785,075)
Unwind of discount (2)		280		2,155		502,002		504,437
FX and other movements		52,724		49,148		(72,493)		29,379
Write-offs		(38,750)		(44,961)		(4,633,236)		(4,716,947)
Loss allowance as of December 31, 2019	Ps.	1,853,138	Ps.	1,158,732	Ps.	5,173,927	Ps.	8,185,797

(1)    Grupo Aval initially adopted IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.4) (C).

(2)    The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

(3) This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2018 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	71,209	Ps.	23,388	Ps.	53,684	Ps.	148,281

December 31, 2018
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(8,520)	Ps.	1,997	Ps.	123	Ps.	(6,400)

Disclosure of Changes in Gross Carrying Amount [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of December 31, 2017	Ps.	150,082,716	Ps.	8,263,660	Ps.	8,026,341	Ps.	166,372,717
Transfers:
Transfer from stage 1 to stage 2		(11,834,692)		11,834,692		—		—
Transfer from stage 1 to stage 3		(2,023,042)		—		2,023,042		—
Transfer from stage 2 to stage 3		—		(4,493,810)		4,493,810		—
Transfer from stage 2 to stage 1		7,343,231		(7,343,231)		—		—
Transfer from stage 3 to stage 2		—		761,405		(761,405)		—
Transfer from stage 3 to stage 1		621,006		—		(621,006)		—
Increase in loan portfolio and borrowing costs		101,799,568		1,668,101		1,839,318		105,306,987
Decrease in loan portfolio and borrowing costs		(91,600,857)		(3,125,167)		(2,502,517)		(97,228,541)
Increase-decrease in interest		(411,754)		20,034		436,617		44,897
Increase-decrease in other receivables associated with loans		11,867		2,289		7,651		21,807
Write-offs		(312,350)		(120,592)		(2,716,048)		(3,148,990)
Entity deconsolidation		—		—		2,019		2,019
FX and other movements		5,211,099		253,756		46,090		5,510,945
Total portfolio as of December 31, 2018	Ps.	158,886,792	Ps.	7,721,137	Ps.	10,273,912	Ps.	176,881,841
Transfers:
Transfer from stage 1 to stage 2		(11,790,121)		11,790,121		—		—
Transfer from stage 1 to stage 3		(1,632,972)		—		1,632,972		—
Transfer from stage 2 to stage 3		—		(4,150,773)		4,150,773		—
Transfer from stage 2 to stage 1		6,281,477		(6,281,477)		—		—
Transfer from stage 3 to stage 2		—		743,373		(743,373)		—
Transfer from stage 3 to stage 1		582,523		—		(582,523)		—
Increase in loan portfolio and borrowing costs		122,342,873		1,060,008		2,542,813		125,945,694
Decrease in loan portfolio and borrowing costs		(111,122,212)		(2,838,645)		(3,549,578)		(117,510,435)
Increase-decrease in interest		75,349		(20,355)		561,898		616,892
Increase-decrease in other receivables associated with loans		7,919		(534)		9,784		17,169
Write-offs		(38,750)		(44,961)		(4,633,236)		(4,716,947)
FX and other movements		613,810		78,913		201,177		893,900
Total portfolio as of December 31, 2019	Ps.	164,206,688	Ps.	8,056,807	Ps.	9,864,619	Ps.	182,128,114

Commercial loans
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Changes in Gross Carrying Amount [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	492,561	Ps.	91,930	Ps.	2,074,831	Ps.	2,659,322
IFRS 9 adoption (1)		122,996		100,438		33,639		257,073
Loss allowance as of January 1, 2018 – IFRS 9		615,557		192,368		2,108,470		2,916,395
Transfers:
Transfer from stage 1 to stage 2		(26,155)		26,155		—		—
Transfer from stage 1 to stage 3		(57,241)		—		57,241		—
Transfer from stage 2 to stage 3		—		(141,368)		141,368		—
Transfer from stage 3 to stage 2		—		17,836		(17,836)		—
Transfer from stage 2 to stage 1		65,954		(65,954)		—		—
Transfer from stage 3 to stage 1		30,590		—		(30,590)		—
Net remeasurement of loss allowance (4)		(150,806)		153,621		1,013,822		1,016,637
New financial assets originated or purchased		419,719		37,317		68,127		525,163
Financial assets that have been derecognized		(221,935)		(24,707)		(123,509)		(370,151)
Unwind of discount (2)		31,974		(2,615)		239,515		268,874
FX and other movements		4,707		—		13,098		17,805
Write-offs		(16,636)		(2,020)		(418,618)		(437,274)
Loss allowance as of December 31, 2018	Ps.	695,728	Ps.	190,633	Ps.	3,051,088	Ps.	3,937,449
Transfers:
Transfer from stage 1 to stage 2		(35,269)		35,269		—		—
Transfer from stage 1 to stage 3		(22,792)		—		22,792		—
Transfer from stage 2 to stage 3		—		(90,108)		90,108		—
Transfer from stage 3 to stage 2		—		16,665		(16,665)		—
Transfer from stage 2 to stage 1		38,767		(38,767)		—		—
Transfer from stage 3 to stage 1		17,627		—		(17,627)		—
Net remeasurement of loss allowance (4)		(162,639)		84,562		1,282,741		1,204,664
New financial assets originated or purchased		315,737		22,634		99,731		438,102
Financial assets that have been derecognized		(217,319)		(39,985)		(150,245)		(407,549)
Unwind of discount (2)		280		2,136		368,303		370,719
FX and other movements		14,943		8,443		(26,379)		(2,993)
Write-offs (3)		(2,224)		(785)		(1,798,053)		(1,801,062)
Loss allowance as of December 31, 2019	Ps.	642,839	Ps.	190,697	Ps.	2,905,794	Ps.	3,739,330

(1)Grupo Aval has initially adopted IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.4) (C).

(2)The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

(3)    Includes write-offs of Electricaribe Ps. 804,292 and Tranzit Ps. 103,508.

(4)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2018 versus parameters as of December 31, 2019 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	57,078	Ps.	12,301	Ps.	36,166	Ps.	105,545

December 31, 2018
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	34,411	Ps.	(8,050)	Ps.	16,362	Ps.	42,723

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of December 31, 2017	Ps.	82,949,511	Ps.	2,104,840	Ps.	4,722,249	Ps.	89,776,600
Transfers:
Transfer from stage 1 to stage 2		(2,402,189)		2,402,189		—		—
Transfer from stage 1 to stage 3		(1,239,079)		—		1,239,079		—
Transfer from stage 2 to stage 3		—		(1,347,289)		1,347,289		—
Transfer from stage 2 to stage 1		1,267,680		(1,267,680)		—		—
Transfer from stage 3 to stage 2		—		158,589		(158,589)		—
Transfer from stage 3 to stage 1		193,843		—		(193,843)		—
Increase in loan portfolio and borrowing costs		61,745,704		376,146		483,805		62,605,655
Decrease in loan portfolio and borrowing costs		(60,678,433)		(798,958)		(693,653)		(62,171,044)
Increase-decrease in interest		(419,897)		(7,241)		276,864		(150,274)
Increase-decrease in other receivables associated with loans		3,025		733		1,065		4,823
Write-offs		(16,636)		(2,020)		(418,618)		(437,274)
FX and other movements		2,814,940		44,303		62,296		2,921,539
Total portfolio as of December 31, 2018	Ps.	84,218,469	Ps.	1,663,612	Ps.	6,667,944	Ps.	92,550,025
Transfers:
Transfer from stage 1 to stage 2		(3,007,313)		3,007,313		—		—
Transfer from stage 1 to stage 3		(971,916)		—		971,916		—
Transfer from stage 2 to stage 3		—		(909,907)		909,907		—
Transfer from stage 2 to stage 1		924,096		(924,096)		—		—
Transfer from stage 3 to stage 2		—		148,025		(148,025)		—
Transfer from stage 3 to stage 1		212,841		—		(212,841)		—
Increase in loan portfolio and borrowing costs		70,008,205		(156,035)		1,023,714		70,875,884
Decrease in loan portfolio and borrowing costs		(68,610,454)		(440,971)		(2,051,193)		(71,102,618)
Increase-decrease in interest		(18,016)		(9,680)		383,393		355,697
Increase-decrease in other receivables associated with loans		(2,697)		(699)		1,998		(1,398)
Write-offs		(2,224)		(785)		(1,798,053)		(1,801,062)
FX and other movements		324,141		15,482		90,568		430,191
Total portfolio as of December 31, 2019	Ps.	83,075,132	Ps.	2,392,259	Ps.	5,839,328	Ps.	91,306,719

Loans to consumers
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	656,042	Ps.	446,698	Ps.	1,354,051	Ps.	2,456,791
IFRS 9 adoption (1)		336,656		426,136		32,986		795,778
Loss allowance as of January 1, 2018 – IFRS 9		992,698		872,834		1,387,037		3,252,569
Transfers:
Transfer from stage 1 to stage 2		(209,235)		209,235		—		—
Transfer from stage 1 to stage 3		(149,571)		—		149,571		—
Transfer from stage 2 to stage 3		—		(432,509)		432,509		—
Transfer from stage 3 to stage 2		—		77,046		(77,046)		—
Transfer from stage 2 to stage 1		209,168		(209,168)		—		—
Transfer from stage 3 to stage 1		137,887		-		(137,887)		—
Net remeasurement of loss allowance (3)		78,253		518,410		1,855,935		2,452,598
New financial assets originated or purchased		543,690		113,235		75,181		732,106
Financial assets that have been derecognized		(315,442)		(139,703)		(145,775)		(600,920)
Unwind of discount (2)		474		(514)		80,214		80,174
FX and other movements		(7)		—		52,807		52,800
Write-offs		(289,525)		(118,310)		(2,119,181)		(2,527,016)
Loss allowance as of December 31, 2018	Ps.	998,390	Ps.	890,556	Ps.	1,553,365	Ps.	3,442,311
Transfers:
Transfer from stage 1 to stage 2		(177,237)		177,237		—		—
Transfer from stage 1 to stage 3		(96,220)		—		96,220		—
Transfer from stage 2 to stage 3		—		(423,340)		423,340		—
Transfer from stage 3 to stage 2		—		73,246		(73,246)		—
Transfer from stage 2 to stage 1		248,331		(248,331)		—		—
Transfer from stage 3 to stage 1		86,563		—		(86,563)		—
Net remeasurement of loss allowance (3)		(142,334)		491,096		2,186,645		2,535,407
New financial assets originated or purchased		299,809		92,985		68,464		461,258
Financial assets that have been derecognized		(141,025)		(192,886)		(15,644)		(349,555)
Unwind of discount (2)		—		19		89,525		89,544
FX and other movements		35,616		34,874		(32,483)		38,007
Write-offs		(35,743)		(43,805)		(2,588,844)		(2,668,392)
Loss allowance as of December 31, 2019	Ps.	1,076,150	Ps.	851,651	Ps.	1,620,779	Ps.	3,548,580

(1)Grupo Aval has initially adopted IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.4) (C).

(2) The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance).

(3)      This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2018 versus parameters as of December 31, 2019 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	9,044	Ps.	4,268	Ps.	(2,890)	Ps.	10,422

December 31, 2018
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(51,642)	Ps.	20,671	Ps.	(7,473)	Ps.	(38,444)

Disclosure of Changes in Gross Carrying Amount [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of December 31, 2017	Ps.	43,867,292	Ps.	3,997,655	Ps.	2,291,183	Ps.	50,156,130
Transfers:
Transfer from stage 1 to stage 2		(7,335,328)		7,335,328		—		—
Transfer from stage 1 to stage 3		(457,632)		—		457,632		—
Transfer from stage 2 to stage 3		—		(2,585,329)		2,585,329		—
Transfer from stage 2 to stage 1		4,071,520		(4,071,520)		—		—
Transfer from stage 3 to stage 2		—		483,063		(483,063)		—
Transfer from stage 3 to stage 1		294,316		—		(294,316)		—
Increase in loan portfolio and borrowing costs		33,889,281		1,237,315		1,274,414		36,401,010
Decrease in loan portfolio and borrowing costs		(26,900,608)		(2,021,809)		(1,567,071)		(30,489,488)
Increase-decrease in interest		12,566		12,728		83,646		108,940
Increase-decrease in other receivables associated with loans		2,332		844		2,677		5,853
Write-offs		(289,525)		(118,310)		(2,119,181)		(2,527,016)
FX and other movements		1,470,959		96,499		(22,306)		1,545,152
Total portfolio as of December 31, 2018	Ps.	48,625,173	Ps.	4,366,464	Ps.	2,208,944	Ps.	55,200,581
Transfers:
Transfer from stage 1 to stage 2		(6,677,240)		6,677,240		—		—
Transfer from stage 1 to stage 3		(378,855)		—		378,855		—
Transfer from stage 2 to stage 3		—		(2,662,543)		2,662,543		—
Transfer from stage 2 to stage 1		3,963,436		(3,963,436)		—		—
Transfer from stage 3 to stage 2		—		472,001		(472,001)		—
Transfer from stage 3 to stage 1		222,132		—		(222,132)		—
Increase in loan portfolio and borrowing costs		44,592,760		1,068,552		1,388,079		47,049,391
Decrease in loan portfolio and borrowing costs		(37,145,214)		(2,058,852)		(1,208,318)		(40,412,384)
Increase-decrease in interest		78,352		(4,327)		122,797		196,822
Increase-decrease in other receivables associated with loans		2,870		(143)		3,746		6,473
Write-offs		(35,743)		(43,805)		(2,588,844)		(2,668,392)
FX and other movements		73,657		42,397		99,384		215,438
Total portfolio as of December 31, 2019	Ps.	53,321,328	Ps.	3,893,548	Ps.	2,373,053	Ps.	59,587,929

Mortgages
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	14,501	Ps.	20,032	Ps.	96,349	Ps.	130,882
IFRS 9 adoption (1)		6,227		41,690		8,279		56,196
Loss allowance as of January 1, 2018 – IFRS 9		20,728		61,722		104,628		187,078
Transfers:
Transfer from stage 1 to stage 2		(7,711)		7,711		—		—
Transfer from stage 1 to stage 3		(1,558)		—		1,558		—
Transfer from stage 2 to stage 3		—		(21,022)		21,022		—
Transfer from stage 3 to stage 2		—		6,872		(6,872)		—
Transfer from stage 2 to stage 1		20,072		(20,072)		—		—
Transfer from stage 3 to stage 1		2,749		—		(2,749)		—
Net remeasurement of loss allowance (3)		(3,510)		45,162		73,385		115,037
New financial assets originated or purchased		8,999		2,047		47		11,093
Financial assets that have been derecognized		(4,131)		(8,742)		(6,386)		(19,259)
Unwind of discount (2)		110		(143)		4,581		4,548
FX and other movements		—		—		4,946		4,946
Write-offs		(561)		(74)		(45,565)		(46,200)
Loss allowance balance as of December 31, 2018		35,187		73,461		148,595		257,243
Transfers:
Transfer from stage 1 to stage 2		(4,605)		4,605		—		—
Transfer from stage 1 to stage 3		(693)		—		693		—
Transfer from stage 2 to stage 3		—		(22,042)		22,042		—
Transfer from stage 3 to stage 2		—		6,965		(6,965)		—
Transfer from stage 2 to stage 1		21,080		(21,080)		—		—
Transfer from stage 3 to stage 1		3,837		—		(3,837)		—
Net remeasurement of loss allowance (3)		(19,923)		32,334		109,804		122,215
New financial assets originated or purchased		8,995		183		(164)		9,014
Financial assets that have been derecognized		(709)		(6,683)		(3,265)		(10,657)
Unwind of discount (2)		—		—		6,340		6,340
FX and other movements		805		5,502		(11,820)		(5,513)
Write-offs		(482)		(136)		(71,787)		(72,405)
Loss allowance as of December 31, 2019	Ps.	43,492	Ps.	73,109	Ps.	189,636	Ps.	306,237

(1)     Grupo Aval has initially adopted IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.4) (C)

(2)   The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the   amortized cost (after deducting the ECL allowance)

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2018 versus parameters as of December 31, 2019 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	2,064	Ps.	5,674	Ps.	21,527	Ps.	29,265

December 31, 2018
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	2,543	Ps.	(4,263)	Ps.	(8,823)	Ps.	(10,543)

Disclosure of Changes in Gross Carrying Amount [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of December 31, 2017	Ps.	13,260,166	Ps.	1,577,671	Ps.	263,162	Ps.	15,100,999
Transfers:
Transfer from stage 1 to stage 2		(1,662,941)		1,662,941		—		—
Transfer from stage 1 to stage 3		(9,776)		—		9,776		—
Transfer from stage 2 to stage 3		—		(362,596)		362,596		—
Transfer from stage 2 to stage 1		1,630,238		(1,630,238)		—		—
Transfer from stage 3 to stage 2		—		94,175		(94,175)		—
Transfer from stage 3 to stage 1		66,713		—		(66,713)		—
Increase in loan portfolio and borrowing costs		3,136,074		32,904		3,571		3,172,549
Decrease in loan portfolio and borrowing costs		(1,596,155)		(158,726)		(66,079)		(1,820,960)
Increase-decrease in interest		1,142		7,857		5,342		14,341
Increase-decrease in other receivables associated with loans		19		28		104		151
Write-offs		(561)		(74)		(45,565)		(46,200)
FX and other movements		741,139		111,799		5,544		858,482
Total portfolio as of December 31, 2018	Ps.	15,566,058	Ps.	1,335,741	Ps.	377,563	Ps.	17,279,362
Transfers:
Transfer from stage 1 to stage 2		(1,571,950)		1,571,950		—		—
Transfer from stage 1 to stage 3		(13,719)		—		13,719		—
Transfer from stage 2 to stage 3		—		(439,320)		439,320		—
Transfer from stage 2 to stage 1		1,157,647		(1,157,647)		—		—
Transfer from stage 3 to stage 2		—		96,627		(96,627)		—
Transfer from stage 3 to stage 1		100,956		—		(100,956)		—
Increase in loan portfolio and borrowing costs		3,931,507		74,769		57,746		4,064,022
Decrease in loan portfolio and borrowing costs		(2,473,480)		(192,589)		(63,058)		(2,729,127)
Increase-decrease in interest		11,151		(7,594)		(16,506)		(12,949)
Increase-decrease in other receivables associated with loans		78		195		220		493
Write-offs		(482)		(136)		(71,787)		(72,405)
FX and other movements		104,234		17,163		10,596		131,993
Total portfolio as of December 31, 2019	Ps.	16,812,000	Ps.	1,299,159	Ps.	550,230	Ps.	18,661,389

Loan Microcredit portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	21,421	Ps.	7,477	Ps.	45,269	Ps.	74,167
IFRS 9 adoption (1)		525		10,591		2		11,118
Loss allowance as of January 1, 2018 – IFRS 9		21,946		18,068		45,271		85,285
Transfers:
Transfer from stage 1 to stage 2		(8,298)		8,298		—		—
Transfer from stage 1 to stage 3		(2,599)		—		2,599		—
Transfer from stage 2 to stage 3		—		(30,052)		30,052		—
Transfer from stage 3 to stage 2		—		1,961		(1,961)		—
Transfer from stage 2 to stage 1		6,305		(6,305)		—		—
Transfer from stage 3 to stage 1		6,062		—		(6,062)		—
Net remeasurement of loss allowance (3)		(8,285)		20,392		9,625		21,732
New financial assets originated or purchased		16,095		626		—		16,721
Financial assets that have been derecognized		(2,397)		(600)		(861)		(3,858)
Unwind of discount (2)		103		(381)		8,266		7,988
Write-offs		(5,584)		(45)		(34,062)		(39,691)
Loss allowance balance as of December 31, 2018	Ps.	23,348	Ps.	11,962	Ps.	52,867	Ps.	88,177
Transfers:
Transfer from stage 1 to stage 2		(9,148)		9,148		—		—
Transfer from stage 1 to stage 3		(3,145)		—		3,145		—
Transfer from stage 2 to stage 3		—		(23,678)		23,678		—
Transfer from stage 3 to stage 2		—		2,539		(2,539)		—
Transfer from stage 2 to stage 1		5,854		(5,854)		—		—
Transfer from stage 3 to stage 1		945		—		(945)		—
Net remeasurement of loss allowance (3)		(3,610)		17,500		20,107		33,997
New financial assets originated or purchased		13,021		651		7		13,679
Financial assets that have been derecognized		(2,348)		(266)		(122)		(2,736)
Unwind of discount (2)		—		—		10,456		10,456
Write-offs		(123)		(83)		(53,542)		(53,748)
Loss allowance as of December 31, 2019	Ps.	24,794	Ps.	11,919	Ps.	53,112	Ps.	89,825

(1)    Grupo Aval has initially adopted IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is no restated. See Notes 2 (2.4) (C)

(2)    The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the         amortized cost (after deducting the ECL allowance)

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2018 versus parameters as of December 31, 2019 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	1,207	Ps.	(188)	Ps.	(531)	Ps.	488

December 31, 2018
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	541	Ps.	(5,338)	Ps.	47	Ps.	(4,750)

Disclosure of Changes in Gross Carrying Amount [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of December 31, 2017	Ps.	333,346	Ps.	28,381	Ps.	47,961	Ps.	409,688
Transfers:
Transfer from stage 1 to stage 2		(57,561)		57,561		—		—
Transfer from stage 1 to stage 3		(14,127)		—		14,127		—
Transfer from stage 2 to stage 3		—		(46,429)		46,429		—
Transfer from stage 2 to stage 1		14,370		(14,370)		—		—
Transfer from stage 3 to stage 2		—		4,213		(4,213)		—
Transfer from stage 3 to stage 1		9,506		—		(9,506)		—
Increase in loan portfolio and borrowing costs		302,414		1,938		23,729		328,081
Decrease in loan portfolio and borrowing costs		(240,686)		(6,667)		(38,132)		(285,485)
Increase-decrease in interest		3,044		792		9,268		13,104
Write-offs		(5,584)		(45)		(34,062)		(39,691)
Total portfolio as of December 31, 2018	Ps.	344,722	Ps.	25,374	Ps.	55,601	Ps.	425,697
Transfers:
Transfer from stage 1 to stage 2		(60,329)		60,329		—		—
Transfer from stage 1 to stage 3		(15,698)		—		15,698		—
Transfer from stage 2 to stage 3		—		(47,227)		47,227		—
Transfer from stage 2 to stage 1		13,553		(13,553)		—		—
Transfer from stage 3 to stage 2		—		4,530		(4,530)		—
Transfer from stage 3 to stage 1		1,795		—		(1,795)		—
Increase in loan portfolio and borrowing costs		301,822		2,239		36,150		340,211
Decrease in loan portfolio and borrowing costs		(258,304)		(7,537)		(46,651)		(312,492)
Increase-decrease in interest		2,484		729		7,439		10,652
Write-offs		(123)		(83)		(53,542)		(53,748)
Total portfolio as of December 31, 2019	Ps.	329,922	Ps.	24,801	Ps.	55,597	Ps.	410,320

Financial leasing
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	42,838	Ps.	17,447	Ps.	237,034	Ps.	297,319
IFRS 9 adoption (1)		23,713		17,882		1,249		42,844
Loss allowance as of January 1, 2018 – IFRS 9		66,551		35,329		238,283		340,163
Transfers:
Transfer from stage 1 to stage 2		(3,632)		3,632		—		—
Transfer from stage 1 to stage 3		(3,573)		—		3,573		—
Transfer from stage 2 to stage 3		—		(6,981)		6,981		—
Transfer from stage 3 to stage 2		—		3,616		(3,616)		—
Transfer from stage 2 to stage 1		13,169		(13,169)		—		—
Transfer from stage 3 to stage 1		6,445		—		(6,445)		—
Net remeasurement of loss allowance (3)		(5,673)		9,188		241,806		245,321
New financial assets originated or purchased		23,481		3,095		10,406		36,982
Financial assets that have been derecognized		(24,519)		(3,977)		(47,021)		(75,517)
Unwind of discount (2)		13		(156)		20,542		20,399
FX and other movements		3		—		158		161
Entity deconsolidation		—		—		2,307		2,307
Write-offs		(44)		(143)		(98,622)		(98,809)
Loss allowance balance as of December 31, 2018	Ps.	72,221	Ps.	30,434	Ps.	368,352	Ps.	471,007
Transfers:
Transfer from stage 1 to stage 2		(5,213)		5,213		—		—
Transfer from stage 1 to stage 3		(9,950)		—		9,950		—
Transfer from stage 2 to stage 3		—		(8,681)		8,681		—
Transfer from stage 3 to stage 2		—		5,087		(5,087)		—
Transfer from stage 2 to stage 1		9,413		(9,413)		—		—
Transfer from stage 3 to stage 1		5,996		—		(5,996)		—
Net remeasurement of loss allowance (3)		(24,072)		6,610		96,786		79,324
New financial assets originated or purchased		21,475		3,237		35,444		60,156
Financial assets that have been derecognized		(5,189)		(1,308)		(8,081)		(14,578)
Unwind of discount (2)		—		—		27,378		27,378
FX and other movements		1,360		329		(1,811)		(122)
Write-offs		(178)		(152)		(121,010)		(121,340)
Loss allowance as of December 31, 2019	Ps.	65,863	Ps.	31,356	Ps.	404,606	Ps.	501,825

(1)    Grupo Aval has initially adopted IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.4) (C)

(2)    The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2018 versus parameters as of December 31, 2019 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	1,816	Ps.	1,333	Ps.	(588)	Ps.	2,561

December 31, 2018
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	5,627	Ps.	(1,023)	Ps.	10	Ps.	4,614

Disclosure of Changes in Gross Carrying Amount [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of December 31, 2017	Ps.	9,672,401	Ps.	555,113	Ps.	701,786	Ps.	10,929,300
Transfers:
Transfer from stage 1 to stage 2		(376,673)		376,673		—		—
Transfer from stage 1 to stage 3		(302,428)		—		302,428		—
Transfer from stage 2 to stage 3		—		(152,167)		152,167		—
Transfer from stage 2 to stage 1		359,423		(359,423)		—		—
Transfer from stage 3 to stage 2		—		21,365		(21,365)		—
Transfer from stage 3 to stage 1		56,628		—		(56,628)		—
Increase in loan portfolio and borrowing costs		2,726,095		19,798		53,799		2,799,692
Decrease in loan portfolio and borrowing costs		(2,184,975)		(139,007)		(137,582)		(2,461,564)
Increase-decrease in interest		(8,609)		5,898		61,497		58,786
Increase-decrease in other receivables associated with loans		6,491		684		3,805		10,980
Write-offs		(44)		(143)		(98,622)		(98,809)
Entity deconsolidation		—		—		2,019		2,019
FX and other movements		184,061		1,155		556		185,772
Total portfolio as of December 31, 2018	Ps.	10,132,370	Ps.	329,946	Ps.	963,860	Ps.	11,426,176
Transfers:
Transfer from stage 1 to stage 2		(473,289)		473,289		—		—
Transfer from stage 1 to stage 3		(252,784)		—		252,784		—
Transfer from stage 2 to stage 3		—		(91,776)		91,776		—
Transfer from stage 2 to stage 1		222,745		(222,745)		—		—
Transfer from stage 3 to stage 2		—		22,190		(22,190)		—
Transfer from stage 3 to stage 1		44,799		—		(44,799)		—
Increase in loan portfolio and borrowing costs		3,508,579		70,483		37,124		3,616,186
Decrease in loan portfolio and borrowing costs		(2,634,760)		(138,696)		(180,358)		(2,953,814)
Increase-decrease in interest		1,378		517		64,775		66,670
Increase-decrease in other receivables associated with loans		7,668		113		3,820		11,601
Write-offs		(178)		(152)		(121,010)		(121,340)
FX and other movements		111,778		3,871		629		116,278
Total portfolio as of December 31, 2019	Ps.	10,668,306	Ps.	447,040	Ps.	1,046,411	Ps.	12,161,757

Trade receivables / other accounts receivable
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Detailed information on Credit Worthiness [Text Block]

	December 31, 2019
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	4,328,028	Ps.	—	Ps.	—	Ps.	4,328,028
Financial entities		391,482		—		—		391,482
Total investment grade	Ps.	4,719,510	Ps.	—	Ps.	—	Ps.	4,719,510

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

	December 31, 2018
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	2,631,235	Ps.	—	Ps.	—	Ps.	2,631,235
Financial entities		340,265		—		—		340,265
Total investment grade	Ps.	2,971,500	Ps.	—	Ps.	—	Ps.	2,971,500

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

Trade receivables / other accounts receivable | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Detailed information on Credit Worthiness [Text Block]

e)Other accounts receivable at FVTPL

	December 31, 2019		December 31, 2018
Investment grade
Sovereign (*)	Ps.	2,706,030	Ps.	2,488,414
Total investment grade	Ps.	2,706,030	Ps.	2,488,414

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

f)Other accounts receivable at amortized cost

Other accounts receivable, simplified approach
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

	Loss allowance
Balance as of December 31, 2017- IAS 39	Ps.	137,431
IFRS 9 adoption (1)		9,338
Loss allowance as of January 1, 2018 – IFRS 9	Ps.	146,769
Entity deconsolidation		6,731
Provision charged to profit or loss		65,230
Recovery for partial payments from the clients		(12,373)
Write-offs		(47,309)
Exchange gains (losses) in foreign currency		255
Loss allowance as of December 31, 2018	Ps.	159,303
Entity deconsolidation		(56)
Provision charged to profit or loss		35,506
Recovery for partial payments from the clients		(11,129)
Write-offs		(13,097)
Approach change		2,595
Exchange gains (losses) in foreign currency		185
Loss allowance as of December 31, 2019	Ps.	173,307

Debt securities | Financial assets at amortised cost, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Detailed information on Credit Worthiness [Text Block]

d)Investments in debt securities at amortized cost

	December 31, 2019
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	23,043	Ps.	—	Ps.	—	Ps.	23,043
Other public entities (**)		3,029,802		—		—		3,029,802
Financial entities		1,017		—		—		1,017
Total investment grade	Ps.	3,053,862	Ps.	—	Ps.	—	Ps.	3,053,862
	Ps.	3,053,862	Ps.	—	Ps.	—	Ps.	3,053,862

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Derived from operations with government entities; including public administrations in general (includes regional and local governments).

	December 31, 2018
		Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	32,321	Ps.	—	Ps.	—	Ps.	32,321
Other public entities (**)		2,931,172		—		—		2,931,172
Financial entities		9,123		—		—		9,123
Total investment grade	Ps.	2,972,616	Ps.	—	Ps.	—	Ps.	2,972,616
	Ps.	2,972,616	Ps.	—	Ps.	—	Ps.	2,972,616

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Derived from operations with government entities; including public administrations in general (includes regional and local governments).

Disclosure of Reconciliation of Loss Allowance [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	—	Ps.	—	Ps.	—	Ps.	—
IFRS 9 adoption (1)		672		—		—		672
Loss allowance as of January 1, 2018 – IFRS 9	Ps.	672	Ps.	—	Ps.	—	Ps.	672
Net remeasurement of loss allowance (2)		(90)		—		—		(90)
New financial assets originated or purchased		59		—		—		59
Financial assets that have been derecognized		(667)		—		—		(667)
FX and other movements		97		—		—		97
Loss allowance balance as of December 31, 2018	Ps.	71	Ps.	—	Ps.	—	Ps.	71
Net remeasurement of loss allowance (2)		(615)		—		—		(615)
New financial assets originated or purchased		1,353		—		—		1,353
Financial assets that have been derecognized		(64)		—		—		(64)
FX and other movements		(8)		—		—		(8)
Loss allowance as of December 31, 2019	Ps.	737	Ps.	—	Ps.	—	Ps.	737

(1)    Grupo Aval has initially adopted IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.4) (C)

(2)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2018 versus parameters as of December 31,2019 and the loan portfolio as of December 31,2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	211	Ps.	—	Ps.	—	Ps.	211

December 31, 2018
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	3	Ps.	—	Ps.	—	Ps.	3

Debt securities | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Reconciliation of Loss Allowance [Table Text Block]

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	—	Ps.	—	Ps.	71,708	Ps.	71,708
IFRS 9 adoption (1)		18,665		31,714		5,819		56,198
Loss allowance as of January 1, 2018 – IFRS 9	Ps.	18,665	Ps.	31,714	Ps.	77,527	Ps.	127,906
Transfers:
Transfer from stage 1 to stage 2		(272)		272		—		—
Net remeasurement of loss allowance (2)		(2,361)		(28)		18,158		15,769
New financial assets originated or purchased		12,018		450		—		12,468
Financial assets that have been derecognized		(7,937)		(2,688)		(49,421)		(60,046)
FX and other movements		644		2,260		16		2,920
Loss allowance balance as of December 31, 2018	Ps.	20,757	Ps.	31,980	Ps.	46,280	Ps.	99,017
Net remeasurement of loss allowance (2)		(7,696)		(3,564)		(55)		(11,315)
New financial assets originated or purchased		34,575		—		—		34,575
Financial assets that have been derecognized		(3,729)		(27,440)		(45,602)		(76,771)
FX and other movements		(9,827)		(976)		(623)		(11,426)
Loss allowance as of December 31, 2019	Ps.	34,080	Ps.	—	Ps.	—	Ps.	34,080

(1)    Grupo Aval has initially adopted IFRS9 as of January 1,2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.4) (C)

(2)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2018 versus parameters as of December 31, 2019 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(1,709)	Ps.	—	Ps.	—	Ps.	(1,709)

December 31, 2018
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	198	Ps.	—	Ps.	—	Ps.	198

Disclosure of Detailed Information about Investment in Debt Securities by Sector [Table Text Block]

	December 31,		December 31,
	2019		2018
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	9,834,271	Ps.	9,256,358
Securities issued or secured by other Colombian Government entities		260,213		194,933
Securities issued or secured by other financial entities		495,863		388,019
Securities issued or secured by non-financial sector entities		25,733		27,708
Others		50,690		—
	Ps.	10,666,770	Ps.	9,867,018
In foreign currency
Securities issued or secured by Colombian Government		1,809,671		1,269,416
Securities issued or secured by other Colombian Government entities		205,465		302,701
Securities issued or secured by foreign Governments		4,997,430		3,015,556
Securities issued or secured by central banks		970,095		1,131,740
Securities issued or secured by other financial entities		2,559,062		2,920,462
Securities issued or secured by non-financial sector entities		9,107		182,232
Others		391,392		246,632
	Ps.	10,942,222	Ps.	9,068,739
Total debt securities at FVOCI	Ps.	21,608,992	Ps.	18,935,757

Derivatives
Disclosure Of Financial Risk Management Explanatory [Line Items]
Disclosure of Detailed information on Credit Worthiness [Text Block]

Credit worthiness	December 31, 2019		December 31, 2018
Investment grade	Ps.	734,959	Ps.	755,218
Speculative		21,037		9,926
Without grade or not available		328,036		33,680
Total	Ps.	1,084,032	Ps.	798,824